                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09599

                            STATE STREET MASTER FUNDS
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5501
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                Copy to:

    Nancy L. Conlin, Vice President and          Timothy W. Diggins, Esq.
             Managing Counsel                          Ropes & Gray
    State Street Bank and Trust Company          One International Place
         4 Copley Place, 5th Floor           Boston, Massachusetts 02110-2624
        Boston, Massachusetts 02116

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1. SHAREHOLDER REPORT.

                            STATE STREET MASTER FUNDS

                                  ANNUAL REPORT

                                DECEMBER 31, 2008

                       STATE STREET MONEY MARKET PORTFOLIO
                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
              STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                  STATE STREET TREASURY MONEY MARKET PORTFOLIO
               STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATE STREET MASTER FUNDS

EXPENSE EXAMPLE

As a shareholder of the below listed Portfolios, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2008 to December 31, 2008.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008

                                         BEGINNING     ENDING
                                          ACCOUNT     ACCOUNT    EXPENSES
                                          VALUE        VALUE       PAID
                                           JULY      DECEMBER     DURING
                                         1, 2008     31, 2008    PERIOD *
                                         ---------   ---------   --------
BASED ON ACTUAL PORTFOLIO RETURN
Money Market Portfolio                   $1,000.00   $1,010.70    $0.51
Tax Free Money Market Portfolio          $1,000.00   $1,011.00    $0.51
U.S. Government Money Market Portfolio   $1,000.00   $1,008.00    $0.61
Treasury Money Market Portfolio          $1,000.00   $1,004.20    $0.60
Treasury Plus Money Market Portfolio     $1,000.00   $1,004.60    $0.60

STATE STREET MASTER FUNDS

                                                            ENDING        EXPENSES
                                            BEGINNING     ACCOUNT VALUE     PAID
                                          ACCOUNT VALUE     DECEMBER       DURING
                                           JULY 1, 2008      31, 2008      PERIOD *
                                          -------------   -------------   --------
BASED ON HYPOTHETICAL (5% RETURN BEFORE
   EXPENSES)
Money Market Portfolio                      $1,000.00       $1,024.63     $0.51
Tax Free Money Market Portfolio             $1,000.00       $1,024.63     $0.51
U.S. Government Money Market Portfolio      $1,000.00       $1,024.53     $0.61
Treasury Money Market Portfolio             $1,000.00       $1,024.53     $0.61
Treasury Plus Money Market Portfolio        $1,000.00       $1,024.53     $0.61

* The calculations are based on expenses incurred in the most recent six-month period of the Portfolios. Each Portfolio's annualized average weighted expense ratio as of December 31, 2008 was as follows:

Money Market Portfolio                   0.10%
Tax Free Money Market Portfolio          0.10%
U.S. Government Money Market Portfolio   0.12%
Treasury Money Market Portfolio          0.12%
Treasury Plus Money Market Portfolio     0.12%

The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                  DECEMBER 31, 2008
---------------------                   -----------------
Repurchase Agreements                         42.2%
Yankee Certificates of Deposit                27.3
Commercial Paper                              20.4
Eurodollar Certificates of Deposit             4.1
U.S. Government Agency Obligations             1.7
Bank Notes                                     1.2
Certificates of Deposit                        1.2
Master Notes                                   1.2
Medium Term Notes                              0.6
Other Assets in Excess of Liabilities          0.1
                                             -----
TOTAL                                        100.0%
                                             =====

MATURITY LADDER*           DECEMBER 31, 2008
----------------           -----------------
0-3 Days                          42.3%
4-90 Days                         54.2
90+ Days                           3.5
                                 -----
TOTAL                            100.0%
                                 =====
Average days to maturity            33


* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                      STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008

NAME OF ISSUER                                        INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                      RATE        DATE          AMOUNT            COST
------------------                                    --------   ----------   --------------   --------------
COMMERCIAL PAPER -- 20.4%
ASSET BACKED COMMERCIAL PAPER CREDIT
   ARBITRAGE -- 1.2%
   Aspen Funding Corp.(a)                              1.950%    01/12/2009   $  100,000,000   $   99,940,417
                                                                                               --------------
ASSET BACKED COMMERCIAL PAPER HYBRID -- 3.5%
   Cancara Asset Securitization LLC(a)                 2.050%    01/26/2009      200,000,000      199,715,278
   Cancara Asset Securitization LLC(a)                 2.100%    01/29/2009      100,000,000       99,836,666
                                                                                               --------------
                                                                                                  299,551,944
                                                                                               --------------
ASSET BACKED COMMERCIAL PAPER RECEIVABLES AND
   SECURITIES -- 4.3%
   Alpine Securitization(a)                            1.400%    01/13/2009      100,000,000       99,953,333
   Gemini Security Corp. LLC(a)                        1.950%    01/20/2009       75,000,000       74,922,813
   Gemini Security Corp. LLC(a)                        1.950%    02/23/2009      100,000,000       99,712,917
   Ranger Funding Co. LLC(a)                           0.500%    04/02/2009      100,000,000       99,873,611
                                                                                               --------------
                                                                                                  374,462,674
                                                                                               --------------
ASSET BACKED SECURITIES OTHER -- 2.9%
   Solitaire Funding LLC(a)                            2.150%    02/18/2009      250,000,000      249,283,333
                                                                                               --------------
BANK DOMESTIC -- 1.1%
   JPMorgan Chase & Co.                                2.910%    03/10/2009      100,000,000       99,450,333
                                                                                               --------------
   BANK FOREIGN -- 3.9%
   Australia & New Zealand Banking Group(a)            1.990%    03/18/2009       20,000,000       19,915,978
   Australia & New Zealand Banking Group(a)            1.990%    03/23/2009       20,000,000       19,910,450
   National Australia Funding (Delaware)(a)            1.770%    02/02/2009      100,000,000       99,842,667
   National Australia Funding (Delaware)(a)            1.750%    03/06/2009       36,000,000       35,888,000
   Nordea North America, Inc.                          2.020%    02/04/2009       36,000,000       35,931,320
   Nordea North America, Inc.                          2.020%    02/05/2009       36,000,000       35,929,300
   Westpac Banking Corp.(a)                            1.940%    03/04/2009       30,000,000       29,899,767
   Westpac Banking Corp.(a)                            1.940%    03/05/2009       30,000,000       29,898,150
   Westpac Banking Corp.(a)                            1.940%    03/06/2009       30,000,000       29,896,533
                                                                                               --------------
                                                                                                  337,112,165
                                                                                               --------------
DIVERSIFIED FINANCIAL SERVICES -- 3.5%
   GE Capital Temporary Liquidity Guarantee Program    1.500%    01/26/2009       75,000,000       74,921,875
   GE Capital Temporary Liquidity Guarantee Program    1.500%    02/02/2009      100,000,000       99,866,667
   GE Capital Temporary Liquidity Guarantee Program    1.450%    03/04/2009       50,000,000       49,875,139
   GE Capital Temporary Liquidity Guarantee Program    1.350%    04/10/2009       75,000,000       74,721,562
                                                                                                  299,385,243
                                                                                               --------------
TOTAL COMMERCIAL PAPER                                                                          1,759,186,109
                                                                                               --------------

                       See Notes to Financial Statements.

                      STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                DECEMBER 31, 2008

NAME OF ISSUER                                        INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                      RATE        DATE          AMOUNT            COST
------------------                                    --------   ----------   --------------   --------------
CERTIFICATES OF DEPOSIT -- 1.2%
BANK DOMESTIC -- 1.2%
   Bank of America NA(b)                               2.150%    03/17/2009   $  100,000,000   $  100,000,000
                                                                                               --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                     100,000,000
                                                                                               --------------
EURO CERTIFICATES OF DEPOSIT -- 4.1%
BANK FOREIGN -- 4.1%
   Commonwealth Bank of Australia                      1.950%    02/04/2009      100,000,000      100,000,941
   ING Bank Amsterdam                                  1.680%    02/18/2009       50,000,000       50,000,000
   ING Bank Amsterdam                                  1.680%    02/19/2009       50,000,000       50,000,000
   ING Bank Amsterdam                                  1.490%    03/16/2009      150,000,000      150,000,000
                                                                                               --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                350,000,941
                                                                                               --------------
YANKEE CERTIFICATES OF DEPOSIT -- 27.3%
BANK FOREIGN -- 27.3%
   Banco Bilbao Vizcaya                                0.530%    01/22/2009      100,000,000      100,000,583
   Banco Bilbao Vizcaya                                2.215%    03/05/2009      200,000,000      200,000,000
   Barclays Bank PLC NY(b)                             1.730%    01/15/2009      125,000,000      125,000,000
   BNP Paribas                                         1.200%    03/24/2009      200,000,000      200,000,000
   BNP Paribas                                         1.250%    04/20/2009      100,000,000      100,000,000
   Calyon NY                                           3.030%    02/17/2009      300,000,000      300,000,000
   National Australia Bank                             2.900%    01/13/2009      150,000,000      150,000,000
   Nordea Bank PLC                                     2.935%    02/12/2009      200,000,000      200,003,153
   Raboban Nederland                                   1.700%    03/02/2009      150,000,000      150,000,000
   Royal Bank of Canada NY                             1.610%    01/20/2009      250,000,000      250,001,316
   Societe Generale NY                                 2.100%    02/02/2009      250,000,000      250,000,000
   Svenska Handelsbanken NY                            1.980%    01/28/2009      200,000,000      200,001,495
   Toronto Dominion Bank NY                            1.750%    01/14/2009      100,000,000      100,000,000
   Toronto Dominion Bank NY                            2.130%    04/03/2009       28,000,000       28,000,000
                                                                                               --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                            2,353,006,547
                                                                                               --------------
BANK NOTES -- 1.2%
BANK DOMESTIC -- 1.2%
   Bank of America NA(b)                               2.358%    02/15/2009      100,000,000      100,000,000
                                                                                               --------------
TOTAL BANK NOTES                                                                                  100,000,000
                                                                                               --------------
MASTER NOTE -- 1.2%
   Goldman Sachs Group, Inc.(b)(c)                     1.208%    01/20/2009      100,000,000      100,000,000
                                                                                               --------------
TOTAL MASTER NOTE                                                                                 100,000,000
                                                                                               --------------

                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

NAME OF ISSUER                                        INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                      RATE        DATE          AMOUNT            COST
------------------                                    --------   ----------   --------------   --------------
MEDIUM TERM NOTES -- 0.6%
CONSUMER NON-CYCLICAL -- 0.6%
   Procter & Gamble Co.(b)                             2.216%    03/09/2009   $   28,000,000   $   28,000,000
   Procter & Gamble International Funding SCA(b)       2.309%    02/19/2009       24,000,000       24,000,000
                                                                                               --------------
TOTAL MEDIUM TERM NOTES                                                                            52,000,000
                                                                                               --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
SOVEREIGN -- 1.7%
   Fannie Mae Discount Notes                           2.500%    02/09/2009       75,000,000       74,796,875
   Freddie Mac Discount Notes                          2.600%    02/17/2009       75,000,000       74,745,417
                                                                                               --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                          149,542,292
                                                                                               --------------
REPURCHASE AGREEMENTS -- 42.2%
   Bank of America Tri Party Repo, dated 12/31/08
      (collateralized by Federal National Mortgage
      Association, 4.625% -- 5.000% due 10/15/14 --
      03/15/16 and Federal Home Loan Mortgages,
      0.000% due 09/15/09 -- 09/30/09 valued at
      $128,520,724); proceeds $126,000,070             0.010%    01/02/2009      126,000,000      126,000,000
   Bank of America Tri Party Repo, dated 12/31/08
      (collateralized by U.S. Treasury Bond, 4.500%
      due 05/15/38 valued at $25,500,065); proceeds
      $25,000,014                                      0.010%    01/02/2009       25,000,000       25,000,000
   Bank of America Tri Party Repo, dated 12/31/08
      (collateralized by Federal National Mortgage
      Association, 5.000% due 12/01/38 and
      Government National Mortgage Association,
      6.000% due 09/20/38 valued at
      $1,249,500,001); proceeds $1,225,005,444         0.080%    01/02/2009    1,225,000,000    1,225,000,000
   Barclays Capital Tri Party Repo, dated 12/31/08
      (collateralized by Federal Home Loan
      Mortgage, 0.000% -- 7.000% due 07/15/14 -
      05/15/38 Federal National Mortgage
      Association, 0.000% -- 6.500%
      due 05/25/15 -- 09/01/38 and Government
      National Mortgage Association, 4.000% --
      6.000% due 03/20/38 -- 10/20/38 valued at
      $357,000,000); proceeds $350,001,167             0.060%    01/02/2009      350,000,000      350,000,000
   Deutsche Bank Tri Party Repo, dated 12/31/08
      (collateralized by a Federal Home Loan Bank,
      4.500% due 11/15/12 Federal Home Loan
      Mortgage, 0.000% -- 5.500% due 03/10/09 --
      06/15/37 and Federal National Mortgage
      Association, 4.060% -- 6.625% due 03/19/13 --
      11/01/37 valued at $29,580,000); proceeds
      $29,000,081                                      0.050%    01/02/2009       29,000,000       29,000,000
   Deutsche Bank Tri Party Repo, dated 12/31/08
      (collateralized by a Federal Home Loan Bank,
      4.500% due 11/15/12 Federal Home Loan
      Mortgage, 0.000% -- 5.500% due 03/10/09 --
      06/15/37 and Federal National Mortgage
      Association, 4.060% -- 6.625% due 03/19/13 --
      11/01/37 valued at $357,000,000); proceeds
      $350,001,944                                     0.100%    01/02/2009      350,000,000      350,000,000

                       See Notes to Financial Statements.

                      STATE STREET MONEY MARKET PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

NAME OF ISSUER                                        INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                      RATE        DATE          AMOUNT            COST
------------------                                    --------   ----------   --------------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
   ING Tri Party Repo, dated 12/31/08
      (collateralized by various U.S. Government
      Obligations, 0.000% -- 7.000% due 04/15/16 --
      10/01/38 valued at $1,020,000,039); proceeds
      $1,000,002,222                                   0.040%    01/02/2009   $1,000,000,000   $1,000,000,000
   UBS Warburg Tri Party Repo, dated 12/31/08
      (collateralized by Federal National Mortgage
      Association, 0.000% -- 15.500% due 01/01/09 --
      05/01/47 valued at $539,176,695); proceeds
      $528,603,056                                     0.070%    01/02/2009      528,601,000      528,601,000
                                                                                               --------------
   TOTAL REPURCHASE AGREEMENTS                                                                  3,633,601,000
                                                                                               --------------
   TOTAL INVESTMENTS -- 99.9%                                                                   8,597,336,889
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                    8,568,250
                                                                                               --------------
   NET ASSETS -- 100.0%                                                                        $8,605,905,139
                                                                                               ==============

----------
(a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b)  Variable Rate Security -- Interest Rate is in effect as of December 31,
     2008.

(c) Security subject to restrictions on resale and deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At December 31, 2008, this security represents 1.16% of net assets.

 +   See Note 2 of the Notes to Financial Statements.

                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                         DECEMBER 31, 2008
----------------------                         -----------------
Cash/Money Market Fund                                25.4%
Education                                             16.6
Health                                                11.0
General Obligations                                    7.6
Transportation                                         6.7
Electric Power                                         6.1
Utility                                                5.6
Pre Refunded/Escrow to Maturity                        4.7
Water & Sewer                                          4.6
Tax Revenue                                            3.9
Housing Revenue                                        3.1
Industrial Revenue/Pollution Control Revenue           1.9
Portfolio Revenue                                      1.5
Water Revenue                                          0.6
Public Agency                                          0.4
Transportation Revenue                                 0.3
TOTAL                                                100.0%

MATURITY LADDER*                               DECEMBER 31, 2008
----------------                               -----------------
0-3 Days                                             63.9%
4-90 Days                                            27.5
90+ Days                                              8.6
TOTAL                                               100.0%
Average days to maturity                               16

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                                               DATE
                                                                        PRINCIPAL    RATE       OF           VALUE
                                                                         AMOUNT       %      MATURITY          $
                                                                       ----------   -----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 74.2%
ALABAMA -- 1.0%
Lower Alabama Gas District Supply Revenue Bonds, Series A, LIQ:
   Societe Generale(a)                                                  3,796,000   1.200   01/01/2009      3,796,000
                                                                                                         ------------
ARIZONA -- 2.1%
Arizona School District, COP                                            5,000,000   3.000   07/30/2009      5,038,886
City of Scottsdale Arizona, GO Unlimited(b)                             3,000,000   5.500   07/01/2009      3,055,052
                                                                                                         ------------
                                                                                                            8,093,938
                                                                                                         ------------
CALIFORNIA -- 1.6%
California School Cash Reserve Program Authority, COPs, Series A,
   LOC: Bank NA                                                         2,000,000   3.000   07/06/2009      2,013,583
California Statewide Communities Development Authority, Revenue
   Bonds, Corporation Funding for Housing, Series A(b)                  1,850,000   6.500   12/01/2009      1,992,891
Metropolitan Water District of Southern California Waterworks
   Revenue Bonds, Series A, SPA: Landesbank Baden-
   Wuerttemberg(a)                                                      2,055,000   0.800   01/01/2009      2,055,000
                                                                                                         ------------
                                                                                                            6,061,474
                                                                                                         ------------
COLORADO -- 2.5%
City of Colorado Springs Colorado Utilities Revenue Bonds, Sub
   Lien Improvement, Series A, SPA: Dexia Credit Local(a)               3,925,000   2.250   01/01/2009      3,925,000
Colorado Department of Transportation, Revenue Bonds, Antic
   Notes                                                                1,000,000   5.250   06/15/2009      1,018,011
University of Colorado Hospital Authority Revenue Bonds, Series A,
   SPA: Wachovia Bank N.A.(a)                                           4,700,000   3.500   01/07/2009      4,700,000
                                                                                                         ------------
                                                                                                            9,643,011
                                                                                                         ------------
DELAWARE -- 0.4%
Delaware State EDA, Hospital Billing, Series A, LOC: JP Morgan
   Chase Bank(a)                                                        1,500,000   0.870   01/07/2009      1,500,000
                                                                                                         ------------
DISTRICT OF COLUMBIA -- 2.4%
District of Columbia Revenue Bonds, ROCs RR II R-11247, INS:
   BHAC-CR MBIA, LIQ: Citibank N.A.(a)                                  9,480,000   1.380   01/01/2009      9,480,000
                                                                                                         ------------
FLORIDA -- 1.4%
Orlando Florida Utilities Commission Water & Electric Revenue
   Bonds, Series B, SPA: Suntrust Bank(a)                               5,400,000   0.750   01/07/2009      5,400,000
                                                                                                         ------------
GEORGIA -- 14.3%
De Kalb County Georgia, Revenue Bonds, Series 2008-072, LIQ:
   Dexia Credit Local(a)                                               15,750,000   4.000   01/01/2009     15,750,000
Georgia Local Government Certificate of Participation, Series O
   LIQ: Bank of America N.A.(a)                                         5,420,000   4.250   01/01/2009      5,420,000
Georgia Municipal Gas Authority, Revenue Bonds, Series B, LOC:
   Wachovia Bank, and JP Morgan Chase Bank(a)                          12,000,000   1.400   01/01/2009     12,000,000
Municipal Electric Authority Georgia, Gen C Rmkt, INS: GO of
   Participants, LOC: Bayerische Landesbank(a)                          1,500,000   0.800   01/07/2009      1,500,000

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

                                                                                               DATE
                                                                        PRINCIPAL    RATE       OF           VALUE
                                                                         AMOUNT       %      MATURITY          $
                                                                       ----------   -----   ----------   ------------
GEORGIA (CONTINUED)
Municipal Electric Authority of Georgia Revenue Bonds, PJ One
   SUB D RMKT, INS: FSA, SPA: Dexia Credit Local(a)                     7,800,000   3.750   01/07/2009      7,800,000
Roswell Georgia Housing Authority Multifamily Revenue Bonds,
   Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae(a)               11,980,000   1.150   01/01/2009     11,980,000
State of Georgia, GO, Series B                                          1,000,000   6.250   04/01/2009      1,011,078
                                                                                                         ------------
                                                                                                           55,461,078
                                                                                                         ------------
ILLINOIS -- 7.8%
Chicago Illinois Board of Education, GO Unlimited, Series D, INS:
   FSA, SPA:
Dexia Credit Local(a)                                                   2,000,000   5.000   01/01/2009      2,000,000
Chicago Illinois Board of Education, Series C, GO, INS: FSA, SPA:
   Dexia Public Finance(a)                                              1,950,000   3.400   01/01/2009      1,950,000
Illinois Development Finance Authority Revenue Bonds, Chicago
   Educational TV Assignment, Series A, LOC: Lasalle Bank N.A.(a)       1,900,000   0.800   01/07/2009      1,900,000
Illinois Development Finance Authority Revenue Bonds, World
   Communications, Inc., LOC: Lasalle Bank N.A.(a)                      1,500,000   0.800   01/07/2009      1,500,000
Illinois Finance Authority Revenue Bonds, Northwestern University,
   Series B(a)                                                          9,800,000   0.400   01/07/2009      9,800,000
Illinois State Toll Highway Authority, Revenue Bonds, Series A-1,
   SPA: Dexia Credit Local(a)                                          13,000,000   2.250   01/01/2009     13,000,000
                                                                                                         ------------
                                                                                                           30,150,000
                                                                                                         ------------
INDIANA -- 3.0%
Indiana Finance Authority Revenue Bonds, Clarian Health Partners,
   Series D, LOC: Northern Trust Company(a)                             7,500,000   0.680   01/07/2009      7,500,000
Indiana State Development Finance Authority Revenue Bonds,
   Educational Facilities, Indiana Historical Society, LOC: Bank One
   Indiana N.A.(a)                                                      4,200,000   0.800   01/07/2009      4,200,000
                                                                                                         ------------
                                                                                                           11,700,000
                                                                                                         ------------
IOWA -- 0.3%
Iowa Finance Authority, Revenue Bonds, Mercy Medical Center,
   INS: FSA MBIA - IBC(b)                                               1,000,000   5.750   08/15/2009      1,037,283
                                                                                                         ------------
KANSAS -- 0.8%
Kansas State Department of Transportation Highway Revenue
   Bonds(b)                                                             3,000,000   5.750   09/01/2009      3,082,278
                                                                                                         ------------
LOUISIANA -- 0.4%
Louisiana State Offshore Terminal Authority Deep Water Port
   Revenue Bond, Series B, LOC: Bank One N.A.(a)                        1,500,000   0.800   01/07/2009      1,500,000
                                                                                                         ------------
MARYLAND -- 2.3%
Maryland State Economic Development Corporation Revenue
   Bonds, Howard Hughes Medical Institution, Series B(a)                3,000,000   0.600   01/07/2009      3,000,000

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

                                                                                               DATE
                                                                        PRINCIPAL    RATE       OF           VALUE
                                                                         AMOUNT       %      MATURITY          $
                                                                       ----------   -----   ----------   ------------
MARYLAND (CONTINUED)
Maryland State Health & Higher Educational Facilities Authority
   Revenue Bonds, University of Maryland Medical System,
   Class A, LOC: Wachovia Bank N.A.(a)                                  6,000,000   1.900   01/01/2009      6,000,000
                                                                                                         ------------
                                                                                                            9,000,000
                                                                                                         ------------
MASSACHUSETTS -- 4.5%
Commonwealth of Massachusetts, GO Unlimited, Series C, INS:
   AMBAC, SPA: Bank of America N.A.(a)                                  3,900,000   2.250   01/01/2009      3,900,000
Macon Trust Pooled Variable Rate Certificates Various Issuers,
   Revenue Bonds, Series I, INS: MBIA, SPA: Bank of America
   N.A.(a)                                                             10,890,000   2.250   01/01/2009     10,890,000
Massachusetts State HEFA Revenue Bonds, Havard University,
   Series GG-1(a)                                                       2,700,000   0.750   01/01/2009      2,700,000
                                                                                                         ------------
                                                                                                           17,490,000
                                                                                                         ------------
MINNESOTA -- 1.5%
County of Washington Minnesota, Series A, GO Unlimited                  1,080,000   5.000   02/01/2009      1,082,700
Southern Minnesota Municipal Power Agency Power Supply
   Systems Revenue Bonds, ROCs RR II, Series R-10021Z, INS:
   MBIA, LIQ: FAC- Citigroup Financial(a)                               4,800,000   1.400   01/01/2009      4,800,000
                                                                                                         ------------
                                                                                                            5,882,700
                                                                                                         ------------
MISSOURI -- 2.2%
Kansas City Industrial Development Authority Revenue Bonds, Oak
   Street West Student, LOC: Bank of America(a)                         8,550,000   0.710   01/07/2009      8,550,000
                                                                                                         ------------
NEW JERSEY -- 0.4%
Essex County New Jersey Improvement Authority Revenue Bonds,
   Pooled Governmental Loan Program, LOC: First Union National
   Bank(a)                                                              1,700,000   1.280   01/07/2009      1,700,000
                                                                                                         ------------
NEW YORK -- 4.5%
City of New York, New York, Subseries J2-RMKT, LOC:
   Westdeutsche Landesbank(a)                                           7,800,000   0.700   01/07/2009      7,800,000
New York City Transitional Finance Authority Revenue Bonds,
   Future Tax Secd, Series C(b)                                         1,865,000   5.250   05/01/2009      1,904,745
New York State Local Government Assistance Corporation Revenue
   Bonds, Sub Lien, Series A-2, INS: GO of Corporation                  1,250,000   5.000   04/01/2009      1,259,869
Triborough Bridge & Tunnel Authority Revenue Bonds, Series CD
   RMK 06/20/07, SPA: Lloyds TSB Bank PLC(a)                            6,630,000   1.650   01/07/2009      6,630,000
                                                                                                         ------------
                                                                                                           17,594,614
                                                                                                         ------------
NORTH CAROLINA -- 1.0%
Charlotte North Carolina COPs, Governmental Facilities, Series F,
   SPA: Bank of America N.A.(a)                                           965,000   1.200   01/01/2009        965,000

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

                                                                                               DATE
                                                                        PRINCIPAL    RATE       OF           VALUE
                                                                         AMOUNT       %      MATURITY          $
                                                                       ----------   -----   ----------   ------------
NORTH CAROLINA (CONTINUED)
City of Winston-Salem North Carolina Water and Sewer Systems
   Revenue Bonds, Series C, SPA: Dexia Credit Local(a)                  1,970,000   1.500   01/07/2009      1,970,000
Mecklenburg County North Carolina, GO Unlimited, Series C                 950,000   5.000   02/01/2009        952,606
                                                                                                         ------------
                                                                                                            3,887,606
                                                                                                         ------------
OHIO -- 0.9%
Butler County Ohio Healthcare Facilities Revenue Bonds,
   Improvement-Lifesphere Project, LOC: U.S. Bank NA(a)                 1,400,000   1.050   01/01/2009      1,400,000
Cleveland Cuyahoga County Ohio Port Authority Revenue Bonds,
   Euclid/93rd Garage Office, LOC: Fifth Third Bank(a)                    995,000   4.250   01/07/2009        995,000
Ohio State Higher Educational Facility Commission Revenue Bonds,
   University Hospitals Health System, Series C, LOC: Wells Fargo
   Bank N.A.(a)                                                         1,000,000   0.650   01/07/2009      1,000,000
                                                                                                         ------------
                                                                                                            3,395,000
                                                                                                         ------------
OREGON -- 0.4%
Oregon State, Series 73 G, SPA:
   JP Morgan Chase Bank(a)                                              1,500,000   0.600   01/07/2009      1,500,000
                                                                                                         ------------
PENNSYLVANIA -- 2.1%
City of Philadelphia Pennsylvania Gas Works Revenue Bonds, Sixth
   Series, INS: FSA(a)                                                  1,990,000   4.000   01/01/2009      1,990,000
Erie Pennsylvania Water Authority Revenue Bonds, Series A, INS:
   FSA, SPA:
   JP Morgan Chase Bank(a)                                                920,000   3.000   01/01/2009        920,000
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds,
   Series A-2, SPA: Landesbank Baden-Wuerttemberg(a)                    1,400,000   0.750   01/07/2009      1,400,000
Washington County Pennsylvania Authority Revenue Bonds,
   University of Pennsylvania(a)                                        3,965,000   0.750   01/01/2009      3,965,000
                                                                                                         ------------
                                                                                                            8,275,000
                                                                                                         ------------
PUERTO RICO -- 1.3%
Puerto Rico Highway & Transportation Authority, Revenue Bonds,
   Series R, INS: MBIA, SPA: Bank of America N.A.(a)                    5,000,000   4.100   01/01/2009      5,000,000
                                                                                                         ------------
SOUTH CAROLINA -- 2.0%
City of Rock Hill SC, Revenue Bonds Series B, INS: FSA, SPA:
   First Union National Bank(a)                                         7,755,000   0.800   01/07/2009      7,755,000
South Carolina Transportation Infrastructure Bank Revenue Bonds,
   Series 1283, INS: AMBAC, LIQ: JP Morgan Chase Bank(a)                   25,000   1.330   01/01/2009         25,000
                                                                                                         ------------
                                                                                                            7,780,000
                                                                                                         ------------
TENNESSEE -- 1.3%
Shelby County Health Educational & Housing Facilities Board,
   Revenue Bonds, PUTTERS Series 254, LIQ: JP Morgan Chase
   Bank(a)                                                              4,995,000   1.280   01/01/2009      4,995,000
                                                                                                         ------------

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

                                                                        PRINCIPAL              DATE
                                                                         AMOUNT      RATE       OF           VALUE
                                                                        OR SHARES     %      MATURITY          $
                                                                       ----------   -----   ----------   ------------
TEXAS -- 7.5%
Austin County Texas Industrial Development Corp Revenue Bonds,
   Justin Industries, Inc. Project, LOC: Bank One N.A.(a)               3,500,000   0.750   01/07/2009      3,500,000
City of Austin, Revenue Bonds, Series B, LOC: Dexia Credit
   Local(a)                                                            10,000,000   3.400   01/01/2009     10,000,000
City of Garland Texas, GO Limited(b)                                    5,000,000   5.750   02/15/2009      5,024,663
Denton Texas Independent School District, School Building,
   Series B, INS:
PSF-GTD, SPA: Bank of America N.A.(a)                                   1,000,000   1.150   01/01/2009      1,000,000
Odessa Texas Water & Sewer Revenue Bonds, INS: FSA(b)                   1,585,000   5.375   04/01/2009      1,599,494
Texas A&M University Revenue Bonds, Financing Systems(b)                4,000,000   5.375   05/15/2009      4,052,218
University of Texas, University Revenue Bonds, Financing Systems,
   Series A(a)                                                          3,800,000   0.400   01/07/2009      3,800,000
                                                                                                         ------------
                                                                                                           28,976,375
                                                                                                         ------------
UTAH -- 0.4%
Murray City Utah Hospital Revenue Bonds, IHC Health Services,
   Inc., Series A, INS: J.P. Morgan Securities(a)                       1,500,000   0.800   01/01/2009      1,500,000
                                                                                                         ------------
VIRGINIA -- 0.5%
County of Chesterfield Virginia, Public Improvements, GO
   Unlimited                                                            2,160,000   4.000   01/01/2009      2,160,000
                                                                                                         ------------
WASHINGTON -- 0.6%
Port Vancouver Washington Revenue Bonds, United Grain
   Corporation, Series 84A, LOC: Bank of America N.A.(a)                2,000,000   0.800   01/07/2009      2,000,000
Seattle Washington Water Systems Revenue Bonds, Series A, LOC:
   Bayerische Landesbank(a)                                               400,000   0.780   01/07/2009        400,000
                                                                                                         ------------
                                                                                                            2,400,000
                                                                                                         ------------
WISCONSIN -- 2.8%
Wisconsin State HEFA Revenue Bonds, Ascension Health,
   Series D(a)                                                          6,040,000   1.750   04/01/2009      6,040,000
Wisconsin State HEFA Revenue Bonds, Gundersen Lutheran,
   Series A, LOC: Wells Fargo Bank N.A.(a)                              5,000,000   1.080   01/01/2009      5,000,000
                                                                                                         ------------
                                                                                                           11,040,000
                                                                                                         ------------
Total Short-Term Tax-Exempt Obligations                                                                   288,031,357
                                                                                                         ------------
MONEY MARKET FUND -- 25.4%
Dreyfus Tax Exempt Cash Management Fund                                98,799,778                          98,799,778
                                                                                                         ------------
Total Money Market Fund (at net asset value)                                                               98,799,778
                                                                                                         ------------
TOTAL INVESTMENTS+ -- 99.6%
   (COST $386,831,135)                                                                                    386,831,135
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                               1,615,661
                                                                                                         ------------
NET ASSETS -- 100.0%                                                                                     $388,446,796
                                                                                                         ============

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

----------
(a) Floating Rate Note- Interest rate shown is rate in effect at December 31, 2008.

(b)  Date shown is the pre-refunded date.

+    See Note 2 of the Notes to Financial Statements

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
BHAC      Berkshire Hathaway Assurance Corporation
COP       Certificates of Participation
CR        Custodial Receipts
EDA       Economic Development Authority
FAC       Facilities
FSA       Financial Security Assurance
GO        General Obligation
GTD       Guaranteed
HEFA      Health and Educational Facilities Authority
IBC       Insured Bond Certificates
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PSF       Permanent School Fund
PUTTER    Puttable Tax Exempt Receipts
ROC       Reset Option Certificates
SPA       Standby Purchase Agreement

                       See Notes to Financial Statements.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*              DECEMBER 31, 2008
----------------------              -----------------
Repurchase Agreements                     65.0%
U.S. Government Agency Securities         35.0
Liabilities in Excess of Assets            0.0
                                         -----
TOTAL                                    100.0%
                                         =====

MATURITY LADDER*                    DECEMBER 31, 2008
----------------                    -----------------
0-3 Days                                  65.0%
4-90 Days                                 30.3
90+ Days                                   4.7
TOTAL                                    100.0%
                                         -----
Average days to maturity                    24
                                         =====

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

              STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008

NAME OF ISSUER                                          INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                        RATE        DATE         AMOUNT           COST
------------------                                      --------   ----------   ------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 35.0%
Fannie Mae Discount Notes(a)                             1.100%    02/03/2009   $ 75,000,000   $   74,924,375
Fannie Mae Discount Notes(a)                             1.100%    02/04/2009     75,000,000       74,922,083
Fannie Mae Discount Notes(a)                             0.850%    02/17/2009     59,705,000       59,638,744
Fannie Mae Discount Notes(a)                             2.320%    02/17/2009     86,000,000       85,739,515
Fannie Mae Discount Notes(a)                             0.750%    03/27/2009     85,000,000       84,849,479
Fannie Mae Discount Notes(a)                             1.150%    05/01/2009     50,000,000       49,808,333
Fannie Mae Discount Notes(a)                             0.600%    06/11/2009     21,000,000       20,943,650
Federal Home Loan Bank Discount Notes(a)                 2.240%    01/20/2009    100,000,000       99,881,778
Federal Home Loan Bank Discount Notes(a)                 0.750%    03/04/2009    125,000,000      124,838,542
Federal Home Loan Bank Discount Notes(a)                 1.600%    05/26/2009     70,000,000       69,548,889
Freddie Mac Discount Notes(a)                            1.050%    02/06/2009     50,000,000       49,947,500
Freddie Mac Discount Notes(a)                            2.050%    02/11/2009     20,000,000       19,953,306
Freddie Mac Discount Notes(a)                            2.300%    02/24/2009     57,000,000       56,803,350
Freddie Mac Discount Notes(a)                            2.000%    03/10/2009     50,000,000       49,811,111
Freddie Mac Discount Notes(a)                            1.270%    03/24/2009     75,000,000       74,783,042
Freddie Mac Discount Notes(a)                            1.200%    03/25/2009     40,000,000       39,889,333
                                                                                               --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                        1,036,283,030
                                                                                               --------------
REPURCHASE AGREEMENTS -- 65.0%
Bank of America Tri Party Repo, dated 12/31/08
   (collateralized by Federal National Mortgage
   Association, 4.250% -- 6.375% due
   06/15/09 -- 04/24/13 valued at
   $115,301,395); proceeds $113,040,063                  0.010%    01/02/2009    113,040,000      113,040,000
Barclays Capital Tri Party Repo, dated 12/31/08
   (collateralized by U.S. Treasury Strip, 0.000% due
   08/15/17 valued at $117,300,000);
   proceeds $115,000,128                                 0.020%    01/02/2009    115,000,000      115,000,000
BNP Tri Party Repo dated 12/31/08 (collateralized by
   Federal Home Loan Bank, 0.000% -- 5.250% due
   01/14/09 -- 02/13/23, Federal Home Loan Mortgage,
   0.000% -- 6.070% due 07/14/11 -- 01/19/27 and
   Federal National Mortgage Association, 4.750% --
   5.867% due 11/19/12 -- 08/21/17 valued at
   $688,500,366); proceeds $675,000,750                  0.020%    01/02/2009    675,000,000      675,000,000
Deutsche Tri Party Repo, dated 12/31/08
   (collateralized by Federal National Mortgage
   Association, 4.750% due 03/12/10 and Federal Home
   Loan Mortgage Corp., 5.680% due 09/14/17 valued at
   $117,300,136); proceeds $115,000,319                  0.050%    01/02/2009    115,000,000      115,000,000
HSBC Tri Party Repo, dated 12/31/08 (collateralized
   by Resolution Funding Strips, 0.000% due 01/15/13
   -- 04/15/17 valued at $117,303,407); proceeds
   $115,000,192                                          0.030%    01/02/2009    115,000,000      115,000,000
ING Tri Party Repo, dated 12/31/08 (collateralized by
   Federal Home Loan Discount Note, 0.000% due
   02/26/09 valued at $117,305,000); proceeds
   $115,000,192                                          0.030%    01/02/2009    115,000,000      115,000,000

                       See Notes to Financial Statements.

              STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

NAME OF ISSUER                                          INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                        RATE        DATE         AMOUNT           COST
------------------                                      --------   ----------   ------------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
UBS Warburg Tri Party Repo, dated 12/31/08
   (collateralized by Resolution Funding
   Strips, 0.000% due 01/15/14 -- 07/15/18 and
   Resolution Funding Strip Principals,
   8.625% -- 9.375%, due 10/15/20 -- 01/15/21 valued
   at $688,501,234); proceeds $675,001,500               0.040%    01/02/2009    675,000,000      675,000,000
                                                                                               --------------
TOTAL REPURCHASE AGREEMENTS                                                                     1,923,040,000
                                                                                               --------------
TOTAL INVESTMENTS+ -- 100.0%                                                                    2,959,323,030
LIABILITIES IN EXCESS OF ASSETS -- 0.00%                                                             (287,470)
                                                                                               --------------
NET ASSETS -- 100.0%                                                                           $2,959,035,560
                                                                                               ==============

(a)  Discount rate at time of purchase.

+    See Note 2 of the Notes to Financial Statements

                       See Notes to Financial Statements.

STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*            DECEMBER 31, 2008
----------------------            -----------------
U.S. Treasury Obligations               129.5%
Liabilities in Excess of Assets         (29.5)
TOTAL                                   100.0%

MATURITY LADDER*           DECEMBER 31, 2008
----------------           -----------------
0-3 Days                          26.3%
4-90 Days                        103.2
90+ Days                           0.0
TOTAL                            129.5%
Average days to maturity            20

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008

NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           COST
------------------                          --------   ----------   ------------   --------------
U.S. TREASURY OBLIGATIONS -- 129.5%
United States Treasury Bill                  0.003%    01/02/2009   $ 17,870,000   $   17,869,999
United States Treasury Bill                  0.005%    01/02/2009     78,000,000       77,999,989
United States Treasury Bill                  0.020%    01/02/2009    297,035,000      297,034,835
United States Treasury Bill                  0.025%    01/02/2009     25,000,000       24,999,983
United States Treasury Bill                  0.030%    01/02/2009     50,000,000       49,999,958
United States Treasury Bill                  0.040%    01/02/2009     65,000,000       64,999,928
United States Treasury Bill                  0.805%    01/02/2009     24,721,000       24,720,447
United States Treasury Bill                  0.000%    01/08/2009    360,000,000      360,000,000
United States Treasury Bill                  0.003%    01/08/2009     85,000,000       84,999,959
United States Treasury Bill                  0.010%    01/08/2009    104,466,000      104,465,797
United States Treasury Bill                  0.000%    01/15/2009    200,000,000      200,000,000
United States Treasury Bill                  0.003%    01/22/2009    450,000,000      449,999,344
United States Treasury Bill                  0.100%    01/22/2009    108,883,000      108,876,648
United States Treasury Bill                  0.003%    01/29/2009    625,000,000      624,998,828
United States Treasury Bill                  0.003%    02/12/2009     95,000,000       94,999,723
United States Treasury Bill                  0.005%    03/12/2009    140,000,000      139,998,639
United States Treasury Bill                  0.050%    03/19/2009     20,000,000       19,997,861
                                                                                   --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                     2,745,961,938
                                                                                   --------------
TOTAL INVESTMENTS -- 129.5%                                                         2,745,961,938
LIABILITIES IN EXCESS OF ASSETS -- (29.5)%                                           (625,266,898)
                                                                                   --------------
NET ASSETS -- 100.0%                                                               $2,120,695,040
                                                                                   ==============

+    See Note 2 of the Notes to Financial Statements

                       See Notes to Financial Statements.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*            DECEMBER 31, 2008
----------------------            -----------------
U.S. Treasury Obligations                82.7%
Repurchase Agreements                    17.3
Liabilities in Excess of Assets           0.0
TOTAL                                  100.0%

MATURITY LADDER*           DECEMBER 31, 2008
----------------           -----------------
0-3 Days                          54.1%
4-90 Days                         45.9
90+ Days                           0.0
TOTAL                            100.0%
Average days to maturity            10

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

               STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008

NAME OF ISSUER                                                    INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                  RATE        DATE         AMOUNT          COST
------------------                                                --------   ----------   ------------   ------------
U.S. TREASURY OBLIGATIONS - 82.7%
   United States Treasury Bill                                     0.020%    01/02/2009   $305,000,000   $304,999,830
   United States Treasury Bill                                     0.041%    01/02/2009     45,000,000     44,999,950
   United States Treasury Bill                                     0.000%    01/08/2009    230,000,000    230,000,000
   United States Treasury Bill                                     0.003%    01/08/2009     55,000,000     54,999,973
   United States Treasury Bill                                     0.000%    01/15/2009     75,000,000     75,000,000
   United States Treasury Bill                                     0.005%    03/12/2009     78,000,000     77,999,242
                                                                                                         ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                           787,998,995
                                                                                                         ------------
REPURCHASE AGREEMENTS - 17.3%
   BNP Tri Party Repo, dated 12/31/08 (collateralized by U.S.
      Treasury Strips, 0.000% due 02/15/12 - 08/15/12 valued at
       $40,800,001); proceeds $40,000,022                          0.010%    01/02/2009     40,000,000     40,000,000
   Deutsche Tri Party Repo, dated 12/31/08 (collateralized by
      U.S. Treasury Notes, 4.500% - 4.750% due 01/31/12 -
      05/15/17 and a U.S. Treasury Strip, 0.000% due 11/15/15
      valued at $40,800,001); proceeds $40,000,044                 0.020%    01/02/2009     40,000,000     40,000,000
   HSBC Tri Party Repo, dated 12/31/08 (collateralized by U.S.
      Treasury Bill, 0.000% due 06/24/09, valued at
      40,804,375); proceeds $40,000,044                            0.020%    01/02/2009     40,000,000     40,000,000
   ING Tri Party Repo, dated 12/31/08 (collateralized by a
      U.S. Treasury Bond, 4.500% due 05/15/38, valued at
      $40,802,064); proceeds $40,000,067                           0.030%    01/02/2009     40,000,000     40,000,000
   UBS Warburg Tri Party Repo, dated 12/31/08 (collateralized by a U.S. Treasury Note 0.875% due 06/30/09 valued at
      $5,443,575); proceeds $5,333,009                             0.030%    01/02/2009      5,333,000      5,333,000
                                                                                                         ------------
TOTAL REPURCHASE AGREEMENTS                                                                               165,333,000
                                                                                                         ------------
TOTAL INVESTMENTS+ - 100.0%                                                                               953,331,995
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                                                      (162,478)
                                                                                                         ------------
NET ASSETS - 100.0%                                                                                      $953,169,517
                                                                                                         ============

+    See Note 2 of the Notes to Financial Statements

See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                         TAX FREE     U.S. GOVERNMENT      TREASURY      TREASURY PLUS
                                       MONEY MARKET    MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO       PORTFOLIO
                                      --------------   ------------   ---------------   --------------   -------------
ASSETS
   Investments, at amortized cost
      (Note 2)                        $4,963,735,889   $386,831,135    $1,036,283,030   $2,745,961,938    $787,998,995
   Repurchase Agreements, at
      amortized cost (Note 2)          3,633,601,000             --     1,923,040,000               --     165,333,000
                                      --------------   ------------    --------------   --------------    ------------
         Total investments             8,597,336,889    386,831,135     2,959,323,030    2,745,961,938     953,331,995
   Cash                                           --             --               277              575             658
   Receivables:
      Interest receivable                  9,196,323      1,666,574             1,570               --              93
      Receivable from adviser (Note 3)       133,361         13,768                --               --              --
      Prepaid expense                         11,068          2,596            13,455            7,341           5,245
                                      --------------   ------------    --------------   --------------    ------------
         Total assets                  8,606,677,641    388,514,073     2,959,338,332    2,745,969,854     953,337,991
LIABILITIES
   Payables:
      Investment securities purchased             --             --                --      624,998,828              --
      Management fee (Note 3)                585,358         29,326           226,218          203,632         114,171
      Due to custodian                        34,217             --                --               --              --
      Administration and custody fees
         (Note 3)                            119,898          5,908            45,253           40,892          22,785
      Professional fees                       30,291         29,885            29,665           29,824          29,881
      Accrued expenses and other
         liabilities                           2,738          2,158             1,636            1,638           1,637
                                      --------------   ------------    --------------   --------------    ------------
         Total liabilities                   772,502         67,277           302,772      625,274,814         168,474
                                      --------------   ------------    --------------   --------------    ------------
NET ASSETS                            $8,605,905,139   $388,446,796    $2,959,035,560   $2,120,695,040    $953,169,517
                                      ==============   ============    ==============   ==============    ============

                       See Notes to Financial Statements.

                           STATE STREET MASTER FUNDS

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2008

                                                            TAX FREE     U.S. GOVERNMENT     TREASURY     TREASURY PLUS
                                           MONEY MARKET   MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                          -------------   ------------   ---------------   ------------   -------------
INVESTMENT INCOME
   Interest                               $ 234,837,818   $ 11,265,227     $39,092,247      $13,487,118    $10,025,171
                                          -------------   ------------     -----------      -----------    -----------
EXPENSES
   Management fees (Note 3)                   8,133,507        466,525       1,864,309        1,275,863        834,761
   Administration and custody fees
      (Note 3)                                1,652,937         94,711         378,087          258,877        169,186
   Professional fees                             49,529         45,965          44,077           43,618         43,618
   Trustee's fees (Note 4)                       58,885         14,450          18,772           15,377         14,050
   Printing fees                                  4,108          2,798             786              736            736
   Other expenses                                48,474         16,979          19,761           17,600         17,226
                                          -------------   ------------     -----------      -----------    -----------
   Total Expenses                             9,947,440        641,428       2,325,792        1,612,071      1,079,577
   Less: Fee waivers/reimbursements by
      Investment Adviser (Note 3)            (1,813,933)      (174,903)             --               --             --
                                          -------------   ------------     -----------      -----------    -----------
         Total Net Expenses                   8,133,507        466,525       2,325,792        1,612,071      1,079,577
                                          -------------   ------------     -----------      -----------    -----------
NET INVESTMENT INCOME                     $ 226,704,311   $ 10,798,702     $36,766,455      $11,875,047    $ 8,945,594
                                          =============   ============     ===========      ===========    ===========
REALIZED GAIN (LOSS)
Net realized gain (loss) on investments         126,859         (5,787)             --          251,491         12,040
                                          -------------   ------------     -----------      -----------    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                        $ 226,831,170   $ 10,792,915     $36,766,455      $12,126,538    $ 8,957,634
                                          =============   ============     ===========      ===========    ===========

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    TAX FREE
                                                                MONEY MARKET                      MONEY MARKET
                                                                 PORTFOLIO                          PORTFOLIO
                                                   -----------------------------------   -------------------------------
                                                      YEAR ENDED         YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                         2008               2007               2008            2007*
                                                   ----------------   ----------------   ---------------   -------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                           $    226,704,311   $    294,455,764   $    10,798,702   $   4,534,841
   Net realized gain (loss) on investments                  126,859             (6,953)           (5,787)         12,161
                                                   ----------------   ----------------   ---------------   -------------
      Net increase in net assets from operations        226,831,170        294,448,811        10,792,915       4,547,002
                                                   ----------------   ----------------   ---------------   -------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                       23,607,267,075     14,082,546,440     1,639,452,798     743,338,878
   Fair value of withdrawals                        (22,146,456,134)   (13,655,849,339)   (1,709,477,422)   (300,207,375)
                                                   ----------------   ----------------   ---------------   -------------
      Net increase (decrease) in net assets from
         capital transactions                         1,460,810,941        426,697,101       (70,024,624)    443,131,503
                                                   ----------------   ----------------   ---------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS                 1,687,642,111        721,145,912       (59,231,709)    447,678,505
NET ASSETS
   Beginning of period                                6,918,263,028      6,197,117,116       447,678,505              --
                                                   ----------------   ----------------   ---------------   -------------
   End of period                                   $  8,605,905,139   $  6,918,263,028   $   388,446,796   $ 447,678,505
                                                   ================   ================   ===============   =============

                                                            U.S. GOVERNMENT
                                                              MONEY MARKET
                                                               PORTFOLIO
                                                   --------------------------------
                                                     YEAR ENDED       PERIOD ENDED
                                                     DECEMBER 31,     DECEMBER 31,
                                                        2008             2007*
                                                   ---------------   --------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                           $    36,766,455   $   10,808,121
   Net realized gain (loss) on investments                      --               --
                                                   ---------------   --------------
      Net increase in net assets from operations        36,766,455       10,808,121
                                                   ---------------   --------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                       6,186,760,689    1,801,532,181
   Fair value of withdrawals                        (4,341,285,901)    (735,545,985)
                                                   ---------------   --------------
      Net increase (decrease) in net assets from
         capital transactions                        1,845,474,788    1,065,986,196
                                                   ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS                1,882,241,243    1,076,794,317
NET ASSETS
   Beginning of period                               1,076,794,317               --
                                                   ---------------   --------------
   End of period                                   $ 2,959,035,560   $1,076,794,317
                                                   ===============   ==============

* The portfolios commenced operations on February 7, 2007 and October 17, 2007, respectively.

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                               TREASURY                      TREASURY PLUS
                                                             MONEY MARKET                     MONEY MARKET
                                                              PORTFOLIO                        PORTFOLIO
                                                   -------------------------------   -------------------------------
                                                      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2008              2007*           2008             2007*
                                                   ---------------   -------------   ---------------   -------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                           $    11,875,047   $   2,370,783   $     8,945,594   $   3,784,290
   Net realized gain on investments                        251,491           8,735            12,040              --
                                                   ---------------   -------------   ---------------   -------------
      Net increase in net assets from operations        12,126,538       2,379,518         8,957,634       3,784,290
                                                   ---------------   -------------   ---------------   -------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                       6,954,182,584     652,230,533     3,572,872,637     934,443,802
   Fair value of withdrawals                        (5,375,718,016)   (124,506,117)   (3,091,850,797)   (475,038,049)
                                                   ---------------   -------------   ---------------   -------------
      Net increase in net assets from
         capital transactions                        1,578,464,568     527,724,416       481,021,840     459,405,753
                                                   ---------------   -------------   ---------------   -------------
NET INCREASE IN NET ASSETS                           1,590,591,106     530,103,934       489,979,474     463,190,043
NET ASSETS
   Beginning of period                                 530,103,934              --       463,190,043              --
                                                   ---------------   -------------   ---------------   -------------
   End of period                                   $ 2,120,695,040   $ 530,103,934   $   953,169,517   $ 463,190,043
                                                   ===============   =============   ===============   =============

* The portfolios commenced operations on October 25, 2007 and October 24, 2007, respectively.

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                              FINANCIAL HIGHLIGHTS

                                                                RATIOS TO AVERAGE
                                                                  NET ASSETS
                                                      ----------------------------------
                                                                                             NET ASSETS
                                                        GROSS        NET          NET          END OF
                                            TOTAL     OPERATING   OPERATING   INVESTMENT       PERIOD
PERIOD ENDED DECEMBER 31,                RETURN (a)    EXPENSES    EXPENSES     INCOME     (000S OMITTED)
-------------------------                ----------   ---------   ---------   ----------   --------------
MONEY MARKET PORTFOLIO
   2008                                     2.75%      0.12%       0.10%        2.79%        $8,605,905
   2007                                     5.30%      0.12%       0.10%        5.14%         6,918,263
   2006                                     5.09%      0.13%       0.10%        5.08%         6,197,117
   2005                                     3.31%      0.14%       0.10%        3.33%         1,639,871
   2004(b)                                  0.68%      0.18% *     0.10% *      1.71% *         381,716
TAX FREE MONEY MARKET PORTFOLIO
   2008                                     2.35%      0.14%       0.10%        2.32%           388,447
   2007(b)                                  3.19%      0.17% *     0.10% *      3.42% *         447,679
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
   2008                                     2.19%      0.13%       0.13%        1.97%         2,959,036
   2007(b)                                  0.92%      0.14% *     0.14% *      4.39% *       1,076,794
TREASURY MONEY MARKET PORTFOLIO
   2008                                     1.28%      0.13%       0.13%        0.93%         2,120,695
   2007(b)                                  0.61%      0.19% *     0.19% *      3.21% *         530,104
TREASURY PLUS MONEY MARKET PORTFOLIO
   2008                                     1.57%      0.13%       0.13%        1.07%           953,170
   2007(b)                                  0.75%      0.17% *     0.17% *      3.95% *         463,190

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b) The portfolios commenced operations on August 12, 2004, February 7, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

*    Annualized.

                       See Notes to Financial Statements.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. At December 31, 2008, only the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio were in operation. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (the "Portfolios"). The Portfolios commenced operations as follows:

PORTFOLIO NAME                                        COMMENCEMENT DATE
--------------                                        -----------------
State Street Money Market Portfolio                   August 12, 2004
State Street Tax Free Money Market Portfolio          February 7, 2007
State Street U.S. Government Money Market Portfolio   October 17, 2007
State Street Treasury Money Market Portfolio          October 25, 2007
State Street Treasury Plus Money Market Portfolio     October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

The Portfolios' investment objectives are as follows:

PORTFOLIO NAME                                    INVESTMENT OBJECTIVE
--------------                                    --------------------
State Street Money Market Portfolio   To seek to maximize current income, to the
                                      extent consistent with the preservation of
                                      capital and liquidity by investing in
                                      dollar denominated securities.

State Street Tax Free Money Market    To seek to maximize current income, exempt
Portfolio                             from federal income taxes, to the extent
                                      consistent with the preservation of
                                      capital and liquidity.

State Street U.S. Government Money    To seek to maximize current income, to the
Market Portfolio                      extent consistent with the preservation of
                                      capital and liquidity by investing in U.S.
                                      government securities with remaining
                                      maturities of one year or less an in
                                      repurchase agreements collateralized by
                                      U.S. government securities.

State Street Treasury Money Market    To seek a high level of current income
Portfolio                             consistent with preserving principal and
                                      liquidity.

State Street Treasury Plus Money      To seek a high level of current income
Market Portfolio                      consistent with preserving principal and
                                      liquidity by investing in a portfolio made
                                      up principally of U.S. Treasury securities
                                      and repurchase agreements collateralized
                                      by such securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Portfolio's assets carried at fair value:

                                                              INVESTMENTS IN SECURITIES
                            --------------------------------------------------------------------------------------------------
                                                 STATE STREET TAX   STATE STREET U.S.     STATE STREET         STATE STREET
                            STATE STREET MONEY      FREE MONEY       GOVERNMENT MONEY    TREASURY MONEY    TREASURY PLUS MONEY
VALUATION INPUTS             MARKET PORTFOLIO    MARKET PORTFOLIO    MARKET PORTFOLIO   MARKET PORTFOLIO     MARKET PORTFOLIO
----------------            ------------------   ----------------   -----------------   ----------------   -------------------
Level 1 -- Quoted Prices      $           --       $ 98,799,778      $           --      $           --        $         --
Level 2 -- Other
   Significant Observable
   Inputs                      8,597,336,889        288,031,357        2,959,323,030      2,745,961,938         953,331,995
Level 3 -- Significant
   Unobservable Inputs                    --                 --                   --                 --                  --
   Total                      $8,597,336,889       $386,831,135       $2,959,323,030     $2,745,961,938        $953,331,995

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been "passed through" to the Portfolios' partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2008, and determined the Portfolios did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years 2005 (or since inception, for Portfolios formed subsequent to 2005) through 2008 remain subject to examination by the Portfolios' major tax jurisdictions, which include the United State of America and the Commonwealth of Massachusetts.

At December 31, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios' transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolios' financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolios have entered into investment advisory agreements with SSgA FM. The Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser's services as investment adviser, each Portfolio pays the Adviser an annual fee of 0.10% of the respective Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the State Street Money Market Portfolio and the State Street Tax Free Money Market Portfolio at 0.10% of the respective Portfolio's average daily net assets until April 30, 2009. For the year ended December 31, 2008, SSgA FM reimbursed the Portfolios under this agreement as follows:

FUND                                             AMOUNT
----                                           ----------
State Street Money Market Portfolio            $1,813,933
State Street Tax Free Money Market Portfolio      174,903

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street's services as administrator, custodian and transfer agent beginning February 1, 2007, the Trust pays State Street an annual fee, which is accrued daily at and payable monthly at the applicable fee rate

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

described below, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                           Annual percentage of
Asset Levels                        average aggregate daily net assets
------------                        ----------------------------------
First $400 Million                                   0.03%
Thereafter                                           0.02
Minimum annual fee for the trust:                $150,000

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6. NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds:

We have audited the accompanying statements of assets and liabilities of the State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio, and State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) (the "Portfolios"), including the portfolios of investments, as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio, and State Street Treasury Plus Money Market Portfolio of State Street Master Funds at December 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Boston, Massachusetts
February 23, 2009

STATE STREET MASTER FUNDS

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending December 31 is available by February 28 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 20, 2008 (the "Meeting") to consider the approval of the investment advisory agreements (the "Advisory Agreements") for State Street Money Market Portfolio (the "Money Market Portfolio"), State Street Tax Free Money Market Portfolio (the "Tax Free Portfolio"), State Street U.S. Government Money Market Portfolio (the "U.S. Government Portfolio"), State Street Treasury Money Market Fund (the "Treasury Portfolio") and State Street Treasury Plus Money Market Portfolio (the "Treasury Plus Portfolio") (collectively, the "Portfolios"). In preparation for considering the Advisory Agreements, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreements, (ii) the investment performance of the Portfolios, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolios, which are money market funds. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolios' investments, in monitoring and securing the Portfolios' compliance with their investment objectives and policies with respect to their investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered

STATE STREET MASTER FUNDS

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30, 2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products are exceptional. As discussed more fully below, they also determined that the advisory fees for the Portfolios were fair and reasonable and that their performance and expense ratios were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolios were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objectives of the Portfolios, the investment performance was satisfactory. The Trustees noted that, for the Money Market Portfolio and the Tax Free Portfolio, materials provided by Lipper Inc. at the Meeting indicated that the Portfolios' performance had been above average for their respective Lipper peer groups for the reported (three-year, one-year and year-to-date, as applicable) periods ending September 30, 2008. For the U.S. Government Portfolio, the Treasury Portfolio and the Treasury Plus Portfolio, none of which had yet posted one-year performance data, the Board determined that there was not yet sufficient information to draw meaningful conclusions about their performance. The Board concluded that, to the extent that meaningful performance data were available, the performance of the Portfolios was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolios individually, and on an aggregate basis, for the year ended June 30, 2008. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both those entities, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Portfolios' advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolios' advisory fees and total expense ratios were lower than the average for their peer groups; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser's fees. The Board also considered that to help limit expenses of the Money Market Portfolio and the Tax Free Portfolio, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for those Portfolios. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios' brokerage transactions. The Trustees concluded that, to

STATE STREET MASTER FUNDS

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolios as assets grow and whether the Portfolios' fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreements.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                               NUMBER OF
                                                                                                 FUNDS
                                                                                                IN FUND
NAME, ADDRESS,                 POSITION(S)       TERM OF OFFICE            PRINCIPAL            COMPLEX
AND DATE OF BIRTH               HELD WITH         AND LENGTH OF        OCCUPATION DURING      OVERSEEN BY     OTHER DIRECTORSHIPS
("DOB")                           TRUST            TIME SERVED          PAST FIVE YEARS         TRUSTEE*        HELD BY TRUSTEE
-----------------         --------------------  ----------------  --------------------------  -----------  -------------------------
INDEPENDENT TRUSTEES
Michael F. Holland        Trustee and Chairman  Term: Indefinite  Chairman, Holland &              22      Trustee, State Street
Holland & Company,        of the Board          Elected: 7/99     Company L.L.C.                           Institutional Investment
LLC 375 Park Avenue                                               (investment adviser)                     Trust; Director, the
New York, NY 10152                                                (1995 - present).                        Holland Series Fund,
                                                                                                           Inc.; Director, The China
DOB: 1944                                                                                                  Fund, Inc.; Chairman
                                                                                                           and Trustee, Scottish
                                                                                                           Widows Investment
                                                                                                           Partnership Trust; and
                                                                                                           Director, Reaves Utility
                                                                                                           Income Fund

William L. Boyan          Trustee               Term: Indefinite  Trustee of Old Mutual            22      Trustee, State Street
State Street Master                             Elected: 7/99     South Africa Master                      Institutional Investment
Funds P.O. Box 5049                                               Trust (investments)                      Trust; and Trustee, Old
Boston, MA 02206                                                  (1995 - present);                        Mutual South Africa
                                                                  Chairman emeritus,                       Master Trust
DOB: 1937                                                         Children's Hospital
                                                                  (1984 - present);
                                                                  Director, Boston Plan
                                                                  For Excellence (non-
                                                                  profit) (1994 - present);
                                                                  President and Chief
                                                                  Operations Officer, John
                                                                  Hancock Mutual Life
                                                                  Insurance Company
                                                                  (1959 - 1999). Mr.
                                                                  Boyan retired in 1999.

Rina K. Spence            Trustee               Term: Indefinite  President of SpenceCare          22      Trustee, State Street
State Street Master                             Elected: 7/99     International LLC                        Institutional Investment
Funds P.O. Box 5049                                               (1998 - present);                        Trust; Director,
Boston, MA 02206                                                  Member of the Advisory                   Berkshire Life Insurance
                                                                  Board, Ingenium Corp.                    Company of America;
DOB: 1948                                                         (technology company)                     and Director,
                                                                  (2001 - present); Chief                  IEmily.com
                                                                  Executive Officer,
                                                                  IEmily.com (internet
                                                                  company) (2000 - 2001);
                                                                  Chief Executive Officer
                                                                  of Consensus
                                                                  Pharmaceutical, Inc.
                                                                  (1998 - 1999); Founder,
                                                                  President and Chief
                                                                  Executive Officer of
                                                                  Spence Center for Women's
                                                                  Health (1994 - 1998);
                                                                  Trustee, Eastern
                                                                  Enterprise (utilities)
                                                                  (1988 - 2000).

Douglas T. Williams       Trustee               Term: Indefinite  Executive Vice President         22      Trustee, State Street
State Street Master                             Elected: 7/99     of Chase Manhattan                       Institutional Investment
Funds                                                             Bank (1987 - 1999).                      Trust
P.O. Box 5049 Boston,                                             Mr. Williams retired in
MA 02206                                                          1999.

DOB: 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                               NUMBER OF
                                                                                                 FUNDS
                                                                                                IN FUND
NAME, ADDRESS,                 POSITION(S)       TERM OF OFFICE            PRINCIPAL            COMPLEX
AND DATE OF BIRTH               HELD WITH         AND LENGTH OF        OCCUPATION DURING      OVERSEEN BY     OTHER DIRECTORSHIPS
("DOB")                           TRUST            TIME SERVED          PAST FIVE YEARS         TRUSTEE*        HELD BY TRUSTEE
-----------------         --------------------  ----------------  --------------------------  -----------  -------------------------
INTERESTED TRUSTEES(1)
James E. Ross             Trustee President     Term: Indefinite  President, SSgA Funds            22      Trustee, State Street
SSgA Funds                                      Elected Trustee:  Management, Inc.                         Institutional Investment
Management, Inc.                                2/07 Elected      (2005 - present);                        Trust; Trustee, SPDR(R)
State Street Financial                          President: 4/05   Principal, SSgA Funds                    Series Trust; Trustee,
Center                                                            Management, Inc.                         SPDR(R) Index Shares
One Lincoln Street                                                (2001 - 2005); Senior                    Trust and Trustee,
Boston, MA 02111-2900                                             Managing Director,                       Select Sector SPDR(R)
                                                                  State Street Global                      Trust
DOB: 1965                                                         Advisors (March 2006 -
                                                                  present); Principal, State
                                                                  Street Global Advisers
                                                                  (2000 - 2006).

OFFICERS:
Gary L. French            Treasurer             Term: Indefinite  Senior Vice President of         --                  --
State Street Bank and                           Elected: 5/05     State Street Bank and
Trust Company 2                                                   Trust Company (2002 -
Avenue de Lafayette                                               present).
Boston, MA 02111

DOB: 1951

Laura F. Healy            Assistant Treasurer   Term: Indefinite  Vice President of State          --                  --
State Street Bank and                           Elected: 11/08    Street Bank and Trust
Trust Company 2                                                   Company (prior to
Avenue de Lafayette                                               July 2, 2008, Investors
Boston, MA 02111                                                  Financial Corporation)
                                                                  since 2002.

DOB: 1964

Brian D. O'Sullivan       Assistant Treasurer   Term: Indefinite  Vice President of State          --                  --
State Street Bank and                           Elected: 11/08    Street Bank and Trust
Trust Company                                                     Company (2007 -
801 Pennsylvania                                                  present) with which he
Avenue Kansas City,                                               has been affiliated with
MO 64105                                                          since 1997.

DOB: 1975

Peter T. Sattelmair       Assistant Treasurer   Term: Indefinite  Director of Fund                 --                  --
State Street Bank and                           Elected: 11/08    Administration of State
Trust Company 801                                                 Street Bank and Trust
Pennsylvania Avenue                                               Company (2007 -
Kansas City, MO 64105                                             present) with which he
                                                                  has been affiliated with
DOB: 1977                                                         since 1999.

----------
* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

                                                                                               NUMBER OF
                                                                                                 FUNDS
                                                                                                IN FUND
NAME, ADDRESS,                 POSITION(S)       TERM OF OFFICE            PRINCIPAL            COMPLEX
AND DATE OF BIRTH               HELD WITH         AND LENGTH OF        OCCUPATION DURING      OVERSEEN BY     OTHER DIRECTORSHIPS
("DOB")                           TRUST            TIME SERVED          PAST FIVE YEARS         TRUSTEE*        HELD BY TRUSTEE
-----------------         --------------------  ----------------  --------------------------  -----------  -------------------------
OFFICERS: (CONTINUED)
Julie Piatelli            Chief Compliance      Term: Indefinite  Principal and Senior             --                  --
SSgA Funds                Officer               Elected: 7/07     Compliance and Risk
Management, Inc.                                                  Management Officer,
State Street Financial                                            SSgA Funds
Center                                                            Management, Inc.
One Lincoln Street                                                (2004-present), Vice
Boston, MA 02111                                                  President State Street
DOB: 1967                                                         Global Advisors
                                                                  (2004 - present).

Nancy L. Conlin           Secretary             Term: Indefinite  Vice President and               --                  --
State Street Bank and                           Elected: 2/09     Managing Counsel,
Trust Company                                                     State Street Bank and
2 Avenue de Lafayette                                             Trust Company (2007 -
Boston MA 02111                                                   present); General
                                                                  Counsel, Plymouth
DOB: 1953                                                         Rock Companies
                                                                  (2004 - 2007).

Brian C. Poole            Assistant Secretary   Term: Indefinite  Vice President and               --                  --
State Street Bank and                           Elected 9/08      Counsel (2008 -
Trust Company 4 Copley                                            present) and Associate
Place, 5th Floor Boston,                                          Counsel (2004 - 2007),
MA 02116                                                          State Street Bank and
                                                                  Trust Company
DOB: 1971                                                         (formerly Investors
                                                                  Bank and Trust
                                                                  Company); Legal
                                                                  Product Manager,
                                                                  Fidelity Investments
                                                                  (2000 - 2004).

----------
* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2008

STATE STREET EQUITY 500 INDEX PORTFOLIO

The State Street Equity 500 Index Portfolio (the "Portfolio") seeks to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "Index"). In seeking this objective, the Portfolio utilizes a passive management strategy designed to track the performance of the Index.

For the 12-month period ended December 31, 2008 (the "Reporting Period"), the total return for the Portfolio was -37.02%, and the total return for the Index was -37.00%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio's performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Equity markets in 2008 will be reviewed and studied for years to come. The S&P 500 fell 37% during the year. It was the worst showing in U.S equity markets since the 1930s. There were many headlines during the year and much of the news concerning the stock market was not positive. The year started with a futures position that cost Societe Generale billions of dollars in losses. Stress in the debt markets created ripple effects into the stock market and the broad economy. In March, Bear Stearns was rescued from the brink of bankruptcy when the government arranged a takeover by JP Morgan Chase.

As summer approached, commodity prices continued to rise. Oil hovered near $140 per barrel at the end of June and inflation and recession fears were widespread in the market. Liquidity in fixed income and money markets was poor throughout the period, but the worst was yet to come. In early September, the markets began one of the wildest periods in history. In the span of a few weeks: Lehman Brothers filed for bankruptcy; Merrill Lynch entered a merger with Bank of America; Fannie Mae and Freddie Mac were nationalized; Morgan Stanley and Goldman Sachs became bank holding companies; AIG received a government loan ($85 billion at announcement, later increasing to over $100 billion;) and Washington Mutual one of the country's largest banks was taken over by the Federal Deposit Insurance Corporation (the "FDIC"). During the same period, money markets effectively froze and the flight to quality was such a rush that T-Bills traded with negative yields.

Governments across the globe responded with multiple policies to restore confidence in the markets. Capital was invested into banks, money market funds were temporarily guaranteed, FDIC insurance was increased, short term debt facilities were created to increase liquidity and confidence, interest rates were cut to historical lows, money supplies were dramatically increased, and fiscal stimulus plans were launched.

December had some bright spots as equity markets improved off their November lows and conditions in the credit markets showed some improvement. While it is too early to tell if the markets have turned, the extreme volatility seems to have subsided for the moment. Markets ended the year with news of an alleged Ponzi scheme involving a very large hedge fund. While this news did not directly impact capital markets, it was another blow to already weary investors.

Equity markets were hit hard across every size, sector and region during 2008. Large and small, value and growth, EAFE and Emerging, all took significant losses during the year. The Index fell 37.00%, Russell 2000 Index fell 33.79%, MSCI EAFE Index fell 43.38%, and MSCI Emerging Markets Index fell 53.33%. Russell 1000 Value Index fell 37.60% while Russell 1000 Growth fell 38.44%.

Within the Index, all 10 sectors lost value during the year. Consumer Staples, historically known as a defensive sector, was the top performing sector Two other "defensive" sectors, Healthcare and Utilities, although they lost value during the year, performed well in comparison to the remaining seven sectors. Given some of the headlines mentioned above, it is no surprise that Financials took the biggest losses during the year. The Financials sector was the poorest performer during the year, as once mighty institutions took huge losses and a number of bankruptcies hit the sector. Materials and Information Technology also suffered greatly during the year. These sectors have historically been more sensitive to economic cycles, and the Materials sector was also hit by crashing commodity prices in the second half of the year.

There were some individual bright spots during the year: discount retailers Family Dollar Stores and Wal-Mart recorded gains. These companies benefited from a shift in consumer preferences toward low cost retailers. Amgen and Barr Pharmaceuticals fared well as the Healthcare sector is less vulnerable to changes in economic conditions.

Financial institutions placed in the bottom five of six spots on the return scale for the year. Lehman Brothers, Washington Mutual, Fannie Mae, Freddie Mac and AIG posted some of the worst returns in 2008. There were many other companies posting significant losses on equity value as the pain was widespread, but losses were particularly acute in the Financials sector.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

                              (PERFORMANCE GRAPH)

                   State Street
                    Equity 500
                  Index Portfolio   S&P 500 (R) Index
                  ---------------   ---------------
  3/1/2000             10,000           10,000
12/31/2000              9,671            9,662
12/31/2001              8,510            8,514
12/31/2002              6,623            6,633
12/31/2003              8,519            8,535
12/31/2004              9,444            9,464
12/31/2005              9,904            9,930
12/31/2006             11,465           11,498
12/31/2007             12,094           12,130
12/31/2008              7,617            7,642

                           INVESTMENT PERFORMANCE (a)
                      For the Year Ended December 31, 2008

                                                                         Total Return
                             Total Return        Total Return      Average Annualized Since
                            One Year Ended     Five Years Ended   Commencement of Operations
                          December 31, 2008   December 31, 2008         (March 1, 2000)
                          -----------------   -----------------   --------------------------
State Street Equity 500
   Index Portfolio             -37.02%              -2.21%                  -2.90%

S&P 500 (R) Index (b)          -37.00%              -2.19%                  -2.90%

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 (R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in an index.

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2008 to December 31, 2008.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008

                          BEGINNING           ENDING
                        ACCOUNT VALUE     ACCOUNT VALUE      EXPENSES PAID
                         JULY 1, 2008   DECEMBER 31, 2008   DURING PERIOD *
                        -------------   -----------------   ---------------
BASED ON ACTUAL
   PORTFOLIO RETURN       $1,000.00         $  715.60            $0.19

BASED ON HYPOTHETICAL
   (5% RETURN BEFORE
   EXPENSES)              $1,000.00         $1,024.91            $0.23

* The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2008 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                 DECEMBER 31, 2008
----------------------                                 -----------------
Common Stocks                                                 97.3%
Money Market Funds                                             2.3
U.S. Government Securities                                     0.3
Other Assets in Excess of Liabilities                          0.1
                                                             -----
TOTAL                                                        100.0%
                                                             -----

TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*   DECEMBER 31, 2008
----------------------------------------------------   -----------------
Information Technology                                       14.4%
Health Care                                                  14.3
Financials                                                   13.1
Energy                                                       12.6
Consumer Staples                                             12.5
                                                             ----
TOTAL                                                        66.9%
                                                             ----

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                          ---------   ----------
COMMON STOCKS -- 97.3%
CONSUMER DISCRETIONARY -- 8.4%
Abercrombie & Fitch Co. Class A                              15,846   $      366
Amazon.Com, Inc. (a)                                         59,892        3,071
Apollo Group, Inc. Class A (a)                               20,329        1,558
AutoNation, Inc. (a)                                         23,063          228
AutoZone, Inc. (a)                                            7,864        1,097
Bed Bath & Beyond, Inc. (a)                                  49,845        1,267
Best Buy Co., Inc.                                           62,919        1,769
Big Lots, Inc. (a)                                           16,227          235
Black & Decker Corp.                                         11,937          499
Carnival Corp.                                               80,550        1,959
CBS Corp. Class B                                           130,703        1,070
Centex Corp.                                                 24,082          256
Coach, Inc. (a)                                              63,228        1,313
Comcast Corp. Class A                                       547,948        9,249
D.R. Horton, Inc.                                            52,876          374
Darden Restaurants, Inc.                                     25,688          724
DIRECTV Group, Inc. (a)                                     104,377        2,391
Eastman Kodak Co.                                            54,482          358
eBay, Inc. (a)                                              206,503        2,883
Expedia, Inc. (a)                                            39,215          323
Family Dollar Stores, Inc.                                   26,858          700
Ford Motor Co. (a)                                          462,398        1,059
Fortune Brands, Inc.                                         27,745        1,145
GameStop Corp. (a)                                           29,000          628
Gannett Co., Inc.                                            42,074          337
Gap, Inc.                                                    87,698        1,174
General Motors Corp.                                        122,645          392
Genuine Parts Co.                                            30,509        1,155
Goodyear Tire & Rubber Co. (a)                               45,257          270
H&R Block, Inc.                                              62,615        1,423
Harley-Davidson, Inc.                                        43,201          733
Harman International Industries, Inc.                        10,521          176
Hasbro, Inc.                                                 24,425          712
Home Depot, Inc.                                            318,512        7,332
Host Hotels & Resorts, Inc.                                 100,665          762
International Game Technology                                55,119          655
Interpublic Group of Cos., Inc. (a)                          83,694          331
JC Penney Co., Inc.                                          40,310          794
Johnson Controls, Inc.                                      110,886        2,014
Jones Apparel Group, Inc.                                    13,434           79
KB HOME                                                      14,794          202
Kohl's Corp. (a)                                             56,033        2,028
Leggett & Platt, Inc.                                        27,898          424
Lennar Corp. Class A                                         27,931          242
Limited Brands                                               48,767          490
Lowe's Cos., Inc.                                           274,062        5,898
Macy's, Inc.                                                 76,523          792
Marriot International, Inc. Class A                          57,321        1,115
Mattel, Inc.                                                 66,976        1,072
McDonald's Corp.                                            210,525       13,093
McGraw-Hill, Inc.                                            60,266        1,398
Meredith Corp.                                                7,889          135
New York Times Co. Class A                                   22,922          168
Newell Rubbermaid, Inc.                                      51,593          505

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                          ---------   ----------
News Corp. Class A                                          431,009   $    3,918
NIKE, Inc. Class B                                           73,252        3,736
Nordstrom, Inc.                                              27,033          360
Office Depot, Inc. (a)                                       51,256          153
Omnicom Group, Inc.                                          59,741        1,608
Polo Ralph Lauren Corp.                                      10,615          482
Pulte Homes, Inc.                                            41,426          453
Radioshack Corp.                                             26,203          313
Scripps Networks Interactive, Inc.
   Class A                                                   16,835          370
Sears Holdings Corp. (a)                                     10,274          399
Sherwin-Williams Co.                                         18,396        1,099
Snap-On, Inc.                                                11,612          457
Stanley Works                                                14,583          497
Staples, Inc.                                               132,933        2,382
Starbucks Corp. (a)                                         136,061        1,287
Starwood Hotels & Resorts
   Worldwide, Inc.                                           33,647          602
Target Corp.                                                141,816        4,897
Tiffany & Co.                                                22,280          526
Time Warner, Inc.                                           672,173        6,762
TJX Cos., Inc.                                               77,406        1,592
V.F. Corp.                                                   16,793          920
Viacom, Inc. Class B (a)                                    115,622        2,204
Walt Disney Co.                                             349,345        7,927
Washington Post Co. Class B                                   1,060          414
Whirlpool Corp.                                              13,761          569
Wyndham Worldwide Corp.                                      34,299          225
Wynn Resorts, Ltd. (a)                                       12,200          516
Yum! Brands, Inc.                                            87,192        2,747
                                                                      ----------
                                                                         127,838
                                                                      ----------
CONSUMER STAPLES -- 12.5%
Altria Group, Inc.                                          385,299        5,803
Archer-Daniels-Midland Co.                                  121,724        3,509
Avon Products, Inc.                                          80,660        1,938
Brown-Forman Corp. Class B                                   18,655          961
Campbell Soup Co.                                            39,265        1,178
Clorox Co.                                                   25,643        1,425
Coca-Cola Co.                                               375,311       16,990
Coca-Cola Enterprises, Inc.                                  62,501          752
Colgate-Palmolive Co.                                        95,001        6,512
ConAgra Foods, Inc.                                          84,075        1,387
Constellation Brands, Inc. Class A (a)                       37,426          590
Costco Wholesale Corp.                                       81,089        4,257
CVS Corp.                                                   269,032        7,732
Dean Foods Co. (a)                                           29,658          533
Dr Pepper Snapple Group, Inc. (a)                            45,800          744
Estee Lauder Cos, Inc. Class A                               20,552          636
General Mills, Inc.                                          62,932        3,823
H.J. Heinz Co.                                               57,769        2,172
Kellogg Co.                                                  45,935        2,014
Kimberly-Clark Corp.                                         77,200        4,072
Kraft Foods, Inc.                                           277,909        7,462
Kroger Co.                                                  121,476        3,208
Lorillard, Inc.                                              32,461        1,829

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                          ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
McCormick & Co., Inc.                                        24,853   $      792
Molson Coors Brewing Co., Class B                            28,562        1,397
Pepsi Bottling Group, Inc.                                   26,753          602
PepsiCo, Inc.                                               292,856       16,040
Philip Morris International, Inc.                           381,699       16,608
Procter & Gamble Co.                                        562,619       34,781
Reynolds American, Inc.                                      31,387        1,265
Safeway, Inc.                                                80,364        1,910
Sara Lee Corp.                                              130,834        1,281
SuperValu, Inc.                                              37,648          550
Sysco Corp.                                                 111,909        2,567
The Hershey Company                                          31,782        1,104
The J.M. Smucker Co.                                         22,760          987
Tyson Foods, Inc., Class A                                   57,835          507
UST Corp.                                                    27,837        1,931
Wal-Mart Stores, Inc.                                       421,502       23,630
Walgreen Co.                                                184,018        4,540
Whole Foods Market, Inc.                                     25,433          240
                                                                      ----------
                                                                         190,259
                                                                      ----------
ENERGY -- 12.6%
Anadarko Petroleum Corp.                                     88,126        3,397
Apache Corp.                                                 62,325        4,645
Baker Hughes, Inc.                                           57,578        1,847
BJ Services Co.                                              52,248          610
Cabot Oil & Gas Corp.                                        20,300          528
Cameron International Corp. (a)                              41,400          849
Chesapeake Energy Corp.                                      97,582        1,578
Chevron Corp. (e)                                           383,846       28,393
ConocoPhillips                                              281,330       14,573
Devon Energy Corp.                                           82,951        5,451
El Paso Corp.                                               132,492        1,037
ENSCO International, Inc.                                    26,077          740
EOG Resources, Inc.                                          46,717        3,110
Equitable Resources, Inc.                                    24,300          815
ExxonMobil Corp. (e)                                        957,872       76,467
Halliburton Co.                                             170,334        3,097
Hess Corp.                                                   52,501        2,816
Marathon Oil Corp.                                          133,077        3,641
Murphy Oil Corp.                                             35,641        1,581
Nabors Industries, Ltd. (a)                                  51,604          618
National Oilwell Varco, Inc. (a)                             78,157        1,910
Noble Corp.                                                  50,818        1,123
Noble Energy, Inc.                                           31,510        1,551
Occidental Petroleum Corp.                                  152,144        9,127
Pioneer Natural Resources Co.                                21,600          349
Range Resources Corp.                                        29,400        1,011
Rowan Cos., Inc.                                             19,520          310
Schlumberger, Ltd.                                          224,675        9,511
Smith International, Inc.                                    39,634          907
Sunoco, Inc.                                                 21,584          938
Tesoro Corp.                                                 26,365          347
Valero Energy Corp.                                          99,109        2,145
Weatherford International Ltd. (a)                          127,010        1,374
Williams Cos., Inc.                                         109,968        1,592

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                          ---------   ----------
XTO Energy, Inc.                                            109,552   $    3,864
                                                                      ----------
                                                                         191,852
                                                                      ----------
FINANCIALS -- 13.1%
AFLAC, Inc.                                                  88,890        4,075
Allstate Corp.                                              102,006        3,342
American Capital Ltd.                                        39,402          128
American Express Co.                                        216,164        4,010
American International Group, Inc.                          483,466          759
Ameriprise Financial, Inc.                                   39,907          932
AON Corp.                                                    52,147        2,382
Apartment Investment & Management Co. Class A                24,281          280
Assurant, Inc.                                               21,431          643
AvalonBay Communities, Inc.                                  14,653          888
Bank of America Corp.                                       947,062       13,335
Bank of New York Mellon Corp.                               214,285        6,071
BB&T Corp.                                                  102,870        2,825
Boston Properties, Inc.                                      22,967        1,263
Capital One Financial Corp.                                  74,963        2,391
CB Richard Ellis Group, Inc. Class A (a)                     47,275          204
Charles Schwab Corp.                                        175,393        2,836
Chubb Corp.                                                  67,475        3,441
Cincinnati Financial Corp.                                   31,214          907
CIT Group, Inc.                                              54,842          249
Citigroup, Inc.                                           1,030,602        6,915
CME Group, Inc.                                              12,391        2,579
Comerica, Inc.                                               27,144          539
Developers Diversified Realty Corp.                          22,824          111
Discover Financial Services                                  85,605          816
E*Trade Financial Corp. (a)                                  81,315           94
Equity Residential                                           51,457        1,534
Federated Investors, Inc. Class B                            15,270          259
Fidelity National Information Services, Inc.                 36,777          598
Fifth Third Bancorp                                         107,116          885
First Horizon National Corp.                                 40,272          426
Franklin Resources, Inc.                                     28,180        1,797
Genworth Financial, Inc. Class A                             79,351          225
Goldman Sachs Group, Inc.                                    83,700        7,063
Hartford Financial Services Group, Inc.                      58,297          957
HCP, Inc.                                                    46,700        1,297
Hudson City Bancorp, Inc.                                    95,992        1,532
Huntington Bancshares, Inc.                                  64,656          495
IntercontinentalExchange, Inc. (a)                           13,980        1,152
Invesco Ltd.                                                 69,400        1,002
J.P. Morgan Chase & Co.                                     703,715       22,188
Janus Capital Group, Inc.                                    26,407          212
KeyCorp                                                      93,575          797
Kimco Realty Corp.                                           41,069          751
Legg Mason, Inc.                                             26,342          577
Leucadia National Corp. (a)                                  31,136          616
Lincoln National Corp.                                       46,692          880
Loews Corp.                                                  69,031        1,950

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                          ---------   ----------
FINANCIALS -- (CONTINUED)
M & T Bank Corp.                                             14,137   $      812
Marsh & McLennan Cos., Inc.                                  94,753        2,300
Marshall & Ilsley Corp.                                      45,493          621
Mastercard, Inc. Class A                                     13,600        1,944
MBIA, Inc. (a)                                               31,984          130
Merrill Lynch & Co., Inc.                                   304,490        3,544
MetLife, Inc.                                               150,396        5,243
Moody's Corp.                                                35,466          712
Morgan Stanley                                              205,330        3,293
NASDAQ OMX Group, Inc. (a)                                   24,600          608
National City Corp.                                         384,354          696
Northern Trust Corp.                                         41,706        2,175
NYSE Euronext                                                48,800        1,336
People's United Financial Inc.                               63,600        1,134
Plum Creek Timber Co., Inc.                                  33,011        1,147
PNC Financial Services Group, Inc.                           64,051        3,138
Principal Financial Group, Inc.                              46,591        1,052
Progressive Corp.                                           127,401        1,887
ProLogis                                                     48,091          668
Prudential Financial, Inc.                                   81,039        2,452
Public Storage, Inc.                                         23,887        1,899
Regions Financial Corp.                                     129,789        1,033
Simon Property Group, Inc.                                   42,400        2,253
SLM Corp. (a)                                                83,254          741
Sovereign Bancorp, Inc. (a)                                 105,974          316
State Street Corp. (b)                                       81,725        3,214
SunTrust Banks, Inc.                                         66,618        1,968
T. Rowe Price Group, Inc.                                    48,075        1,704
Torchmark Corp.                                              15,621          698
Travelers Cos, Inc.                                         110,204        4,981
U.S. Bancorp                                                331,752        8,297
Unum Group                                                   66,529        1,237
Vornado Realty Trust                                         26,034        1,571
Wachovia Corp.                                              399,078        2,211
Wells Fargo Co.                                             714,593       21,066
Western Union Co.                                           134,085        1,923
XL Capital, Ltd. Class A                                     54,468          202
Zions Bancorp                                                21,753          533
                                                                      ----------
                                                                         199,947
                                                                      ----------
HEALTH CARE -- 14.3%
Abbott Laboratories                                         292,706       15,622
Aetna, Inc.                                                  89,650        2,555
Allergan, Inc.                                               58,392        2,354
AmerisourceBergen Corp.                                      29,893        1,066
Amgen, Inc. (a)                                             200,036       11,552
Baxter International, Inc.                                  117,361        6,289
Becton, Dickinson & Co.                                      45,197        3,091
Biogen Idec, Inc. (a)                                        55,031        2,621
Boston Scientific Corp. (a)                                 283,034        2,191
Bristol-Myers Squibb Co.                                    369,638        8,594
C.R. Bard, Inc.                                              18,697        1,575
Cardinal Health, Inc.                                        67,557        2,329
Celgene Corp. (a)                                            85,618        4,733
Cephalon, Inc. (a)                                           12,400          955

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                          ---------   ----------
CIGNA Corp.                                                  53,596   $      903
Coventry Health Care, Inc. (a)                               27,603          411
Covidien Ltd.                                                95,704        3,468
DaVita, Inc. (a)                                             20,300        1,006
Dentsply International Inc.                                  27,200          768
Eli Lilly & Co.                                             187,675        7,558
Express Scripts, Inc. (a)                                    46,299        2,546
Forest Laboratories, Inc. (a)                                58,202        1,482
Genzyme Corp. (a)                                            49,892        3,311
Gilead Sciences, Inc. (a)                                   173,899        8,893
Hospira, Inc. (a)                                            28,503          765
Humana, Inc. (a)                                             32,007        1,193
IMS Health, Inc.                                             34,832          528
Intuitive Surgical, Inc. (a)                                  7,500          953
Johnson & Johnson                                           522,149       31,240
King Pharmaceuticals, Inc. (a)                               48,592          516
Laboratory Corp. of America Holdings (a)                     20,622        1,328
Life Technologies Corp. (a)                                  31,287          729
McKesson Corp.                                               50,655        1,962
Medco Health Solutions, Inc. (a)                             94,468        3,959
Medtronic, Inc.                                             210,278        6,607
Merck & Co., Inc.                                           401,219       12,197
Millipore Corp. (a)                                           9,535          491
Mylan Laboratories Inc. (a)                                  60,109          595
Patterson Cos., Inc. (a)                                     18,294          343
Pfizer, Inc.                                              1,271,271       22,514
Quest Diagnostics, Inc.                                      29,800        1,547
Schering-Plough Corp.                                       306,055        5,212
St. Jude Medical, Inc. (a)                                   63,126        2,081
Stryker Corp.                                                46,089        1,841
Tenet Healthcare Corp. (a)                                   66,670           77
Thermo Fisher Scientific, Inc. (a)                           78,524        2,675
UnitedHealth Group, Inc.                                    226,996        6,038
Varian Medical Systems, Inc. (a)                             22,860          801
Watson Pharmaceuticals, Inc. (a)                             20,646          549
Wellpoint, Inc. (a)                                          95,838        4,038
Wyeth                                                       248,887        9,336
Zimmer Holdings, Inc. (a)                                    41,652        1,684
                                                                      ----------
                                                                         217,672
                                                                      ----------
INDUSTRIALS -- 10.9%
3M Co.                                                      130,572        7,513
Avery Dennison Corp.                                         18,988          621
Boeing Co.                                                  138,988        5,931
Burlington Northern Santa Fe Corp.                           52,982        4,011
Caterpillar, Inc.                                           114,479        5,114
CH Robinson Worldwide, Inc.                                  31,961        1,759
Cintas Corp.                                                 25,088          583
Cooper Industries, Ltd. Class A                              32,034          936
CSX Corp.                                                    75,538        2,453
Cummins, Inc.                                                37,258          996
Danaher Corp.                                                47,386        2,683
Deere & Co.                                                  80,637        3,090
Domtar Corp. (a),(c)                                             11           --
Dover Corp.                                                  34,295        1,129

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

                                                                        MARKET
                                                                         VALUE
                                                           SHARES       (000)
                                                          ---------   ----------
INDUSTRIALS -- (CONTINUED)
Eaton Corp.                                                  30,295   $    1,506
Emerson Electric Co.                                        144,148        5,277
Equifax, Inc.                                                23,683          628
Expeditors International Washington, Inc.                    40,120        1,335
Fastenal Co.                                                 23,200          809
FedEx Corp.                                                  58,100        3,727
Flir Systems, Inc. (a)                                       26,100          803
Flowserve Corp.                                              10,300          530
Fluor Corp.                                                  33,460        1,501
General Dynamics Corp.                                       74,961        4,317
General Electric Co. (e)                                  1,979,233       32,064
Goodrich Co.                                                 24,445          905
Honeywell International, Inc.                               140,381        4,609
Illinois Tool Works, Inc.                                    75,071        2,631
Ingersoll-Rand Co. Class A                                   58,457        1,014
ITT Industries, Inc.                                         33,492        1,540
Jacobs Engineering Group, Inc. (a)                           23,400        1,126
L-3 Communications Holdings, Inc.                            22,303        1,646
Lockheed Martin Corp.                                        62,652        5,268
Manitowoc Co., Inc.                                          24,000          208
Masco Corp.                                                  67,523          752
Monster Worldwide, Inc. (a)                                  22,609          273
Norfolk Southern Corp.                                       69,355        3,263
Northrop Grumman Corp.                                       62,811        2,829
PACCAR, Inc.                                                 67,874        1,941
Pall Corp.                                                   22,209          631
Parker-Hannifin Corp.                                        31,803        1,353
Pitney Bowes, Inc.                                           40,027        1,020
Precision Castparts Corp.                                    25,507        1,517
R.R. Donnelley & Sons Co.                                    38,309          520
Raytheon Co.                                                 77,482        3,955
Republic Services, Inc.                                      61,603        1,527
Robert Half International, Inc.                              30,640          638
Rockwell Automation, Inc.                                    27,505          887
Rockwell Collins, Inc.                                       30,231        1,182
Ryder Systems, Inc.                                           9,821          381
Southwest Airlines Co.                                      136,186        1,174
Stericycle, Inc. (a)                                         15,600          812
Textron, Inc.                                                45,239          627
Total System Services, Inc.                                  37,775          529
Tyco Electronics Ltd.                                        86,204        1,397
Tyco International Ltd.                                      87,961        1,900
Union Pacific Corp.                                          94,368        4,511
United Parcel Service, Inc. Class B                         189,246       10,439
United Technologies Corp.                                   181,078        9,706
W.W. Grainger, Inc.                                          12,169          959
Waste Management, Inc.                                       92,139        3,053
                                                                      ----------
                                                                         166,039
                                                                      ----------
INFORMATION TECHNOLOGY -- 14.4%
Adobe Systems, Inc. (a)                                      99,657        2,122
Advanced Micro Devices, Inc. (a)                            114,986          248
Affiliated Computer Services, Inc. Class A (a)               18,737          861

                                                                        MARKET
                                                                         VALUE
                                                           SHARES       (000)
                                                          ---------   ----------
Agilent Technologies, Inc. (a)                               68,068   $    1,064
Akamai Technologies, Inc. (a)                                29,424          444
Altera Corp.                                                 58,354          975
Amphenol Corp. Class A                                       31,900          765
Analog Devices, Inc.                                         54,669        1,040
Apple Computer, Inc. (a)                                    167,684       14,312
Applied Materials, Inc.                                     248,807        2,520
Autodesk, Inc. (a)                                           41,676          819
Automatic Data Processing, Inc.                              94,317        3,710
BMC Software, Inc. (a)                                       35,621          959
Broadcom Corp. Class A (a)                                   83,259        1,413
CA, Inc.                                                     73,599        1,364
CIENA Corp. (a)                                              14,529           97
Cisco Systems, Inc. (a)                                   1,106,619       18,038
Citrix Systems, Inc. (a)                                     33,467          789
Cognizant Technology Solutions Corp. Class A (a)             54,884          991
Computer Sciences Corp. (a)                                  28,244          992
Compuware Corp. (a)                                          51,350          347
Convergys Corp. (a)                                          20,035          128
Corning, Inc.                                               297,476        2,835
Dell, Inc. (a)                                              322,450        3,302
Dun & Bradstreet Corp.                                        9,900          764
Electronic Arts, Inc. (a)                                    58,200          934
EMC Corp. (a)                                               388,384        4,066
Fiserv, Inc. (a)                                             29,952        1,089
Google, Inc. Class A (a)                                     45,190       13,903
Harris Corp.                                                 24,100          917
Hewlett-Packard Co.                                         462,016       16,767
Intel Corp.                                               1,053,556       15,445
International Business Machines Corp.                       253,242       21,313
Intuit, Inc. (a)                                             58,463        1,391
Jabil Circuit, Inc.                                          39,951          270
Juniper Networks, Inc. (a)                                  100,793        1,765
KLA-Tencor Corp.                                             34,105          743
Lexmark International Group, Inc. Class A (a)                15,842          426
Linear Technology Corp.                                      40,863          904
LSI Corp. (a)                                               112,662          371
McAfee, Inc. (a)                                             28,700          992
MEMC Electronic Materials, Inc. (a)                          40,878          584
Microchip Technology, Inc.                                   33,189          648
Micron Technology, Inc. (a)                                 142,362          376
Microsoft Corp. (e)                                       1,441,835       28,029
Molex, Inc.                                                  24,805          359
Motorola, Inc.                                              417,065        1,848
National Semiconductor Corp.                                 39,396          397
NetApp, Inc. (a)                                             61,157          854
Novell, Inc. (a)                                             68,720          267
Novellus Systems, Inc. (a)                                   20,030          247
NVIDIA Corp. (a)                                            100,756          813
Oracle Corp. (a)                                            733,462       13,004
Paychex, Inc.                                                61,038        1,604
PerkinElmer, Inc.                                            21,118          294
QLogic Corp. (a)                                             24,322          327


                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                          ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
QUALCOMM, Inc.                                              312,711   $   11,204
Salesforce.com, Inc. (a)                                     18,600          595
SanDisk Corp. (a)                                            40,167          386
Sun Microsystems, Inc. (a)                                  142,341          544
Symantec Corp. (a)                                          159,663        2,159
Tellabs, Inc. (a)                                            73,830          304
Teradata Corp. (a)                                           33,520          497
Teradyne, Inc. (a)                                           27,649          117
Texas Instruments, Inc.                                     247,399        3,840
VeriSign, Inc. (a)                                           37,521          716
Waters Corp. (a)                                             18,665          684
Xerox Corp.                                                 161,834        1,290
Xilinx, Inc.                                                 53,002          944
Yahoo!, Inc. (a)                                            260,319        3,176
                                                                      ----------
                                                                         218,302
                                                                      ----------
MATERIALS -- 3.1%
Air Products & Chemicals, Inc.                               40,009        2,011
AK Steel Holding Corp.                                       20,000          186
Alcoa, Inc.                                                 152,249        1,714
Allegheny Technologies, Inc.                                 17,528          447
Ball Corp.                                                   17,562          730
Bemis Co., Inc.                                              17,262          409
CF Industries Holdings, Inc.                                 10,150          499
Consol Energy, Inc.                                          33,273          951
Dow Chemical Co.                                            173,228        2,614
E.I. Du Pont de Nemours & Co.                               168,412        4,261
Eastman Chemical Co.                                         14,204          450
Ecolab, Inc.                                                 33,566        1,180
Freeport-McMoRan Copper & Gold, Inc. Class B                 70,752        1,729
International Flavors & Fragrances, Inc.                     14,331          426
International Paper Co.                                      82,811          977
Massey Energy Co.                                            14,300          197
MeadWestvaco Corp.                                           32,320          362
Monsanto Co.                                                103,355        7,271
Newmont Mining Corp.                                         86,206        3,509
Nucor Corp.                                                  58,554        2,705
Owens-Illinois, Inc. (a)                                     31,400          858
Pactiv Corp. (a)                                             23,915          595
Peabody Energy Corp.                                         50,924        1,159
PPG Industries, Inc.                                         29,871        1,267
Praxair, Inc.                                                59,011        3,503
Rohm & Haas Co.                                              23,006        1,422
Sealed Air Corp.                                             28,492          426
Sigma-Aldrich Corp.                                          23,934        1,011
Titanium Metals Corp.                                        16,600          146
United States Steel Corp.                                    20,978          780
Vulcan Materials Co.                                         20,861        1,452
Weyerhaeuser Co.                                             38,837        1,189
                                                                      ----------
                                                                          46,436
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.7%
American Tower Corp. Class A (a)                             74,300        2,179
AT&T, Inc.                                                1,110,550       31,651

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                          ---------   ----------
CenturyTel, Inc.                                             19,441   $      531
Embarq Corp.                                                 27,397          985
Fairpoint Communications, Inc. (c)                                8           --
Frontier Communications Corp.                                60,384          528
JDS Uniphase Corp. (a)                                       42,723          156
Qwest Communications International, Inc.                    283,890        1,033
Sprint Nextel Corp. (a)                                     517,465          947
Verizon Communications, Inc.                                532,566       18,054
Windstream Corp.                                             79,613          732
                                                                      ----------
                                                                          56,796
                                                                      ----------
UTILITIES -- 4.3%
AES Corp. (a)                                               128,395        1,058
Allegheny Energy, Inc.                                       30,759        1,042
Ameren Corp.                                                 38,360        1,276
American Electric Power Co., Inc.                            75,952        2,528
CenterPoint Energy, Inc.                                     65,611          828
CMS Energy Corp.                                             38,856          393
Consolidated Edison, Inc.                                    50,152        1,952
Constellation Energy Group, Inc.                             34,414          863
Dominion Resources, Inc.                                    108,262        3,880
DTE Energy Co.                                               30,484        1,087
Duke Energy Corp.                                           236,920        3,556
Dynegy, Inc. (a)                                             82,690          165
Edison International                                         62,119        1,995
Entergy Corp.                                                36,198        3,009
Exelon Corp.                                                123,321        6,858
FirstEnergy Corp.                                            56,507        2,745
FPL Group, Inc.                                              76,721        3,861
Integrys Energy Group, Inc.                                  14,716          633
Nicor, Inc.                                                   7,400          257
NiSource, Inc.                                               49,982          548
Pepco Holdings, Inc.                                         41,700          741
PG&E Corp.                                                   67,626        2,618
Pinnacle West Capital Corp.                                  17,760          571
PPL Corp.                                                    69,075        2,120
Progress Energy, Inc.                                        49,081        1,956
Public Service Enterprise Group, Inc.                        96,324        2,810
Questar Corp.                                                32,968        1,078
SCANA Corp.                                                  22,200          789
Sempra Energy                                                45,686        1,948
Southern Co.                                                144,743        5,355
Southwestern Energy Co. (a)                                  64,000        1,854
Spectra Energy Corp.                                        113,398        1,785
TECO Energy, Inc.                                            42,151          521
Wisconsin Energy Corp.                                       21,200          890
Xcel Energy, Inc.                                            83,951        1,557
                                                                      ----------
                                                                          65,127
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $1,445,363,525)                                               1,480,268
                                                                      ----------

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

                                                             PAR        MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                          ---------   ----------
U.S. GOVERNMENT SECURITIES -- 0.3%
United States Treasury
Bill(d)(e) 0.2% due 06/11/09                              $     195   $      195
United States Treasury
Bill(d)(e) 0.2% due 06/11/09                                  4,620        4,616
                                                                      ----------
TOTAL U.S. GOVERNMENT
   SECURITIES
   (Cost $4,810,926)                                                       4,811
                                                                      ----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                            (000)       (000)
                                                          ---------   ----------
MONEY MARKET FUNDS -- 2.3%
AIM Short Term Investment
   Prime Portfolio                                           35,121   $   35,121
Federated Money Market
   Obligations Trust                                            571          571
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $35,692,807)                                                        35,692
                                                                      ----------
TOTAL INVESTMENTS+ -- 99.9%
   (identified cost $1,485,867)                                        1,520,771
OTHER ASSETS IN EXCESS OF LIABILITIES --
   0.1%                                                                    1,437
                                                                      ----------
NET ASSETS -- 100.0%                                                  $1,522,208
                                                                      ==========

                                                            NUMBER     UNREALIZED
                                                             OF       APPRECIATION
                                                          CONTRACTS      (000)
                                                          ---------   ------------
Schedule of Futures
   Contracts
S&P 500 Financial Futures
   Contracts (long) Expiration
   Date 03/2009                                               924     $        951
                                                                      ------------
Total unrealized depreciation
   on open futures contracts
   purchased                                                          $        951
                                                                      ============

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) All or part of this security has been designated as collateral for futures contracts.

+    See Note 2 of the Notes to Financial Statements.


                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at December 31, 2008 is listed in the Portfolio of Investments.

                                     Shares
                                    purchased                                                 Income earned    Realized
                                   for the 12                                                   for the 12       loss
                      Number of      months     Shares sold for      Number of     Value at    months ended   on shares
Security             shares held      ended      the 12 months    shares held at   12/31/08      12/31/08        sold
Description          at 12/31/07    12/31/08     ended 12/31/08      12/31/08        (000)         (000)         (000)
------------------   -----------   ----------   ---------------   --------------   --------   -------------   ---------
State Street Corp.      70,325       19,000          7,600            81,725        $3,214         $72           $(8)

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008
(Amounts in thousands)

ASSETS
Investments in unaffiliated issuers at market
   (identified cost $1,482,293)                               $1,517,557
Investments in non-controlled affiliates at market
   (identified cost $3,574) (Note 4)                               3,214
                                                              ----------
   Total investments at market (identified cost $1,485,867)    1,520,771
   Cash                                                                8

Receivables:
   Daily variation margin on futures contracts                       545
   Dividends and interest                                          3,390
                                                              ----------
      Total assets                                             1,524,714

LIABILITIES
Payables:
   Investment securities purchased                                 2,450
   Management fees (Note 4)                                           56
                                                              ----------
      Total liabilities                                            2,506
                                                              ----------
NET ASSETS                                                    $1,522,208
                                                              ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
(Amounts in thousands)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers                           $  45,238
   Dividend income - non-controlled affiliated issuer                      72
   Interest                                                             1,146
                                                                    ---------
      Total Investment Income                                          46,456
                                                                    ---------
EXPENSES
   Management fees (Note 4)                             $     893
                                                        ---------
      Total Expenses                                                      893
                                                                    ---------
NET INVESTMENT INCOME                                                  45,563
                                                                    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments - unaffiliated issuers                       1,264
   Investments - non-controlled affiliated issuer              (8)
   Futures contracts                                      (21,109)
                                                        ---------
                                                                      (19,853)

Net change in net unrealized appreciation
   (depreciation) on:

   Investments                                           (898,078)
   Futures contracts                                          276
                                                        ---------
                                                                     (897,802)
                                                                    ---------
Net realized and unrealized loss                                     (917,655)
                                                                    ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(872,092)
                                                                    =========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                           For the Year        For the Year
                                                                              Ended               Ended
                                                                        December 31, 2008   December 31, 2007
                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                                    $   45,563          $   53,117
   Net realized gain (loss) on investments and futures contracts               (19,853)            169,211
   Net change in net unrealized appreciation (depreciation)                   (897,802)            (66,481)
                                                                            ----------          ----------
      Net increase (decrease) in net assets resulting from operations         (872,092)            155,847
                                                                            ----------          ----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                                 288,497             328,812
   Fair value of withdrawals                                                  (316,574)           (765,322)
   Withdrawals in-kind                                                              --             (63,656)
                                                                            ----------          ----------
   Net decrease in net assets from capital transactions                        (28,077)           (500,166)
                                                                            ----------          ----------
TOTAL NET DECREASE IN NET ASSETS                                              (900,169)           (344,319)
NET ASSETS
Beginning of Year                                                            2,422,377           2,766,696
                                                                            ----------          ----------
End of Year                                                                 $1,522,208          $2,422,377
                                                                            ==========          ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                               Year         Year         Year         Year         Year
                                               Ended        Ended        Ended        Ended        Ended
                                             12/31/08     12/31/07     12/31/06     12/31/05     12/31/04
                                            ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (in thousands)   $1,522,208   $2,422,377   $2,766,696   $2,453,109   $2,767,467
   Ratios to average net assets:
      Operating expenses                         0.045%       0.045%       0.045%       0.045%       0.045%
      Net investment income                       2.30%        1.96%        1.94%        1.84%        1.97%
   Portfolio turnover rate*                         14%          12%          10%           8%           9%
   Total return (a)                             (37.02)%       5.49%       15.75%        4.87%       10.86%

----------
*    The portfolio turnover rate excludes in-kind security transactions.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION

State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2008, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) o

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Portfolio's assets carried at fair value:

                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                SECURITIES     INSTRUMENTS*
----------------              --------------   ---------------
Level 1 - Quoted Prices       $1,515,960,091      $950,935
Level 2 - Other Significant
   Observable Inputs               4,810,926            --
Level 3 - Significant
   Unobservable Inputs                    --            --
                              --------------      --------
TOTAL                         $1,520,771,017      $950,935
                              --------------      --------

*    Other financial instruments include futures contracts.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2008, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years 2005 through 2008 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2008, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $307,643,773 and $281,597,781, respectively.

At December 31, 2008, the book cost of investments was $1,485,867,258 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $357,487,087 and $322,583,328, respectively, resulting in net appreciation of $34,903,759 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at December 31, 2008 is listed in the Portfolio of Investments.

5. TRUSTEES' FEES

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio"), including the portfolio of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             (ERNST & YOUNG LLP)

Boston, Massachusetts
February 23, 2009

STATE STREET EQUITY 500 INDEX PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 20, 2008 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30, 2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

STATE STREET EQUITY 500 INDEX PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2008. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolio's advisory fee and total expense ratio were lower than the average for its peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Board determined that the Adviser's fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fee excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                               NUMBER OF
                                                                                             FUNDS IN FUND
NAME, ADDRESS,          POSITION(S)     TERM OF OFFICE                                          COMPLEX
AND DATE OF BIRTH        HELD WITH       AND LENGTH OF       PRINCIPAL OCCUPATION DURING      OVERSEEN BY      OTHER DIRECTORSHIPS
("DOB")                    TRUST          TIME SERVED              PAST FIVE YEARS              TRUSTEE*         HELD BY TRUSTEE
-----------------       -----------   ------------------   -------------------------------   -------------   -----------------------
INDEPENDENT TRUSTEES

Michael F. Holland      Trustee and   Term: Indefinite     Chairman, Holland & Company             22        Trustee, State Street
Holland & Company,      Chairman of   Elected: 7/99        L.L.C. (investment adviser)                       Institutional
LLC 375                 the Board                          (1995 - present).                                 Investment Trust;
Park Avenue New                                                                                              Director, the Holland
York, NY 10152                                                                                               Series Fund, Inc.;
                                                                                                             Director, The China
DOB: 1944                                                                                                    Fund, Inc.; Chairman
                                                                                                             and Trustee, Scottish
                                                                                                             Widows Investment
                                                                                                             Partnership Trust; and
                                                                                                             Director, Reaves
                                                                                                             Utility Income Fund

William L. Boyan        Trustee       Term: Indefinite     Trustee of Old Mutual South             22        Trustee, State Street
State Street                          Elected: 7/99        Africa Master Trust                               Institutional
Master Funds P.O.                                          (investments) (1995 - present);                   Investment Trust; and
Box 5049 Boston,                                           Chairman emeritus, Children's                     Trustee, Old Mutual
MA 02206                                                   Hospital (1984 - present);                        South Africa Master
                                                           Director, Boston Plan For                         Trust
DOB: 1937                                                  Excellence (non-profit) (1994 -
                                                           present); President and Chief
                                                           Operations Officer, John
                                                           Hancock Mutual Life Insurance
                                                           Company (1959 - 1999).
                                                           Mr. Boyan retired in 1999.

Rina K. Spence          Trustee       Term: Indefinite     President of SpenceCare                 22        Trustee, State Street
State Street                          Elected: 7/99        International LLC (1998 -                         Institutional
Master Funds P.O.                                          present); Member of the                           Investment Trust;
Box 5049 Boston,                                           Advisory Board, Ingenium Corp.                    Director, Berkshire
MA 02206                                                   (technology company) (2001 -                      Life Insurance Company
                                                           present); Chief Executive                         of America; and
DOB: 1948                                                  Officer, IEmily.com (internet                     Director, IEmily.com
                                                           company) (2000 - 2001); Chief
                                                           Executive Officer of Consensus
                                                           Pharmaceutical, Inc. (1998 -
                                                           1999); Founder, President and
                                                           Chief Executive Officer of
                                                           Spence Center for Women's
                                                           Health (1994 - 1998); Trustee,
                                                           Eastern Enterprise (utilities)
                                                           (1988 - 2000).

Douglas T. Williams     Trustee       Term: Indefinite     Executive Vice President of             22        Trustee, State Street
State Street Master                   Elected: 7/99        Chase Manhattan Bank (1987 -                      Institutional
Funds P.O. Box                                             1999). Mr. Williams retired in                    Investment Trust
5049 Boston, MA 02206                                      1999.

DOB: 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                               NUMBER OF
                                                                                             FUNDS IN FUND
NAME, ADDRESS,          POSITION(S)     TERM OF OFFICE                                          COMPLEX
AND DATE OF BIRTH        HELD WITH       AND LENGTH OF       PRINCIPAL OCCUPATION DURING      OVERSEEN BY      OTHER DIRECTORSHIPS
("DOB")                    TRUST          TIME SERVED              PAST FIVE YEARS              TRUSTEE*         HELD BY TRUSTEE
-----------------       -----------   ------------------   -------------------------------   -------------   -----------------------
INTERESTED TRUSTEES(1)

James E. Ross           Trustee       Term: Indefinite     President, SSgA Funds                  22         Trustee, State Street
SSgA Funds              President     Elected Trustee:     Management, Inc. (2005 -                          Institutional
Management, Inc.                      2/07                 present); Principal, SSgA                         Investment Trust;
State Street                                               Funds Management, Inc. (2001                      Trustee, SPDR(R) Series
Financial Center                      Elected President:   - 2005); Senior Managing                          Trust; Trustee, SPDR(R)
One Lincoln                           4/05                 Director, State Street Global                     Index Shares Trust and
Street Boston, MA                                          Advisors (March 2006 -                            Trustee, Select Sector
02111- 2900                                                present); Principal, State                        SPDR(R) Trust
                                                           Street Global Advisers (2000
DOB: 1965                                                  - 2006).

OFFICERS:

Gary L. French          Treasurer     Term: Indefinite     Senior Vice President of State        --                    --
State Street Bank                     Elected: 5/05        Street Bank and Trust Company
and Trust Company                                          (2002 - present).
2 Avenue de
Lafayette Boston,
MA 02111
DOB: 1951

Laura F. Healy          Assistant     Term: Indefinite     Vice President of State Street        --                    --
State Street Bank       Treasurer     Elected: 11/08       Bank and Trust Company (prior
and Trust Company                                          to July 2, 2008, Investors
2 Avenue de                                                Financial Corporation) since
Lafayette Boston,                                          2002.
MA 02111
DOB: 1964

Brian D. O'Sullivan     Assistant     Term: Indefinite     Vice President of State               --                    --
State Street Bank       Treasurer     Elected: 11/08       Street Bank and Trust Company
and Trust Company                                          (2007-present) with which he
801 Pennsylvania                                           has been affiliated with
Avenue Kansas                                              since 1997.
City, MO 64105
DOB: 1975

Peter T. Sattelmair     Assistant     Term: Indefinite     Director of Fund Administration       --                    --
State Street Bank and   Treasurer     Elected: 11/08       of State Street Bank and Trust
Trust Company                                              Company (2007 - present) with
801 Pennsylvania                                           which he has been affiliated
Avenue                                                     with since 1999.
Kansas City, MO 64105
DOB: 1977

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

                                                                                               NUMBER OF
                                                                                             FUNDS IN FUND
NAME, ADDRESS,          POSITION(S)     TERM OF OFFICE                                          COMPLEX
AND DATE OF BIRTH        HELD WITH       AND LENGTH OF           PRINCIPAL OCCUPATION         OVERSEEN BY      OTHER DIRECTORSHIPS
("DOB")                    TRUST          TIME SERVED           DURING PAST FIVE YEARS          TRUSTEE*         HELD BY TRUSTEE
-----------------       -----------   ------------------   -------------------------------   -------------   -----------------------
OFFICERS: (CONTINUED)

Julie Piatelli          Chief         Term: Indefinite     Principal and Senior                    --                   --
SSgA Funds              Compliance    Elected: 7/07        Compliance and Risk Management
Management, Inc.        Officer                            Officer, SSgA Funds Management,
State Street                                               Inc. (2004-present), Vice
Financial Center                                           President State Street Global
One Lincoln                                                Advisors (2004-present).
Street Boston,
MA 02111

DOB: 1967

Nancy L. Conlin         Secretary     Term: Indefinite     Vice President and Managing             --                   --
State Street Bank                     Elected: 2/09        Counsel, State Street Bank and
and Trust Company                                          Trust Company (2007-present);
2 Avenue de                                                General Counsel, Plymouth Rock
Lafayette Boston,                                          Companies (2004- 2007).
MA 02111

DOB: 1953

Brian C. Poole          Assistant     Term: Indefinite     Vice President and Counsel              --                   --
State Street Bank       Secretary     Elected 9/08         (2008 - present) and Associate
and Trust Company                                          Counsel (2004 - 2007), State
4 Copley Place,                                            Street Bank and Trust Company
5th Floor Boston,                                          (formerly Investors Bank and
MA 02116                                                   Trust Company); Legal Product
                                                           Manager, Fidelity Investments
DOB: 1971                                                  (2000 - 2004).

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET SHORT-TERM TAX EXEMPT
                                 BOND PORTFOLIO
        (FORMERLY STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO)

                                  ANNUAL REPORT

                                DECEMBER 31, 2008

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

The State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio") seeks to provide federally tax-exempt current income and liquidity. The Portfolio is benchmarked to the Barclays Capital Municipal 1 Year Index ("the "Index").

For the 12-month period ended December 31, 2008 (the "Reporting Period"), the total return for the Portfolio was 2.93%, and the total return for the Index was 4.56%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio's performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Calendar year 2008 proved to be one like no other for the municipal market. The market faced and endured numerous shocks and volatility spikes. Annualized volatility for high grade municipals of 10 year maturity doubled in 2008. The result was similar for longer bonds and even more pronounced on the short end of the yield curve. The first shock to hit the market was the fallout from the deterioration of the monoline bond insurers. When it first became questionable whether the major insurers could maintain their AAA ratings and some of the smaller insurers experienced downgrades, the auction mechanism for auction rate securities ("ARSs") began to fail. The resulting supply of ARS overwhelmed dealer desks and their interest rates spiked to attract buyers. Shortly thereafter, variable rate demand notes ("VRDNs") experienced a similar fate. Many VRDNs are derivatives of longer bonds, which are put into a trust wrapped with bond insurance. When insurance became questionable, the short rates on the VRDNs spiked and the long coupons were not adequate to cover the new rate. The VRDNs with the weakest insurance "wraps" were shunned by money funds. When money funds would not buy the short bonds, many of the derivative structures collapsed, thereby forcing large volumes of long bonds into the market causing their prices to decline as these structures were unwound.. The stress first experienced on the short end of the curve migrated to longer bonds and yields pushed higher. This was devastating for investors who had leveraged long positions in municipals. Massive unwinds of these positions caused many hedge funds and arbitrageurs to fold.

The savior of the market this year has been the retail investor. Individuals have filled the buying void as well as they possibly could. Enticed by the high yields, individuals entered during periods of stress to pick up bargains. Retail investors provided much needed demand and the municipal market fluctuated between periods of intense sell-offs followed by strong rallies. The second major shock that took out the lows experienced during February was the Lehman Brothers bankruptcy and the government takeover of AIG. These shocks caused a major taxable money market fund to "break the buck," triggering a flight to quality in the Treasury market and taking most non-Treasury markets down. Municipals were no exception, and forced selling from leveraged accounts and mutual funds ensued. Finally, the biggest event of the fourth quarter was collateral calls received by the mutual funds, which forced many funds to liquidate positions.

The market exhibited a similar pattern all year-an event would trigger a big sell off, retail investors would gradually provide support, and then markets would rally and stabilize. A new triggering event would occur, and the process would repeat itself. Another pattern experienced in 2008 was the movement toward a progressively steeper yield curve as the year wore on. January opened with spreads between 2 and 30 year maturities of 134 basis points. This spread widened during much of the year, peaking in mid-December at 371 basis points and closing the year at 317 basis points. A third consistent trend was the widening of credit spreads. As investors were burned by ARSs, the credit of monoline bond insurers deteriorated, and markets became more illiquid, investor confidence faded. The lack of confidence stimulated demand for only the highest of quality bonds. Ten-year spreads between AAA and BBB debt widened from 87 basis points in January to 312 basis points by year end.

The returns of the underlying components of the Barclay's Capital Municipal 1 Year Index*, which reflects the overall municipal bond market, demonstrated the volatility and disparity of returns due to sector, yield curve and credit quality over the course of the year:

Municipal Bond Index                                           -2.47%
5 Year Index                                                    5.78%
Long Bond Index                                               -14.68%
General Obligation Index                                        1.50%
Revenue Bond Index                                             -6.31%
Pre-refunded Index                                              6.78%
Industrial Development/Pollution Control (includes tobacco)   -23.51%
Water and Sewer Index                                          -0.86%
Hospital Index                                                -12.34%
AAA Rated Index                                                 1.61%
BBB Rated Index                                               -21.33%

* The Portfolio changed it's benchmark during the year from the IMoneyNet MFR Tax-Free Index to the Barclay's Capital Municipal 1 Year Index. The Portfolio believes that the Barclays Capital Municipal 1 Year Index (1) provides a better comparison against the broad market of securities in which the Portfolio investments, and (2) contains securities with an average duration that more closely reflected the Portfolio's shift toward a longer-duration portfolio.

In 2008 individual credit, or what you owned, and maturity, or what portion of the curve you owned it, had a tremendous impact on total return. Effects of the slowing economy are beginning to be felt by municipalities. Deficit projections are widening for States. While only a few municipalities have entered or are close to bankruptcy, the credit pressures are building on all municipalities and will likely be the central theme of 2009. States are lining up for federal government relief and the municipal credit story is evolving.

With the flatness of the municipal yield curve through much of 2007, the Portfolio maintained a very short duration. In 2008, the Portfolio used opportunities in the markets to extend duration, pick up yield, and become more closely aligned with characteristics of the Index. The best performing sub-sector of the municipal market was pre-refunded bonds. The Portfolio was underweight in this sub-sector. General obligation bonds were the next best performing sub-sector, where the Portfolio held an overweighting thereby contributing to Portfolio returns. At year end the Portfolio is of similar credit quality and duration to its benchmark.

The views expressed above reflect those of the Portfolio's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Investment decisions for any mutual fund are made based upon a variety of factors; therefore this discussion should not be relied on as an indication of the investment decisions for any fund managed by the Adviser.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

                              (PERFORMANCE GRAPH)

             State Street       iMoney Net          Barclays
            Short-Term Tax   Tax-Free National   Capital 1-Year
              Exempt Bond      Institutional       Municipal
x              Portfolio          Average          Bond Index
---------   --------------   -----------------   --------------
   2/7/07       10,000            10,000             10,000
  3/31/07       10,053            10,053             10,072
  6/30/07       10,143            10,138             10,138
  9/30/07       10,240            10,224             10,274
 12/31/07       10,333            10,305             10,418
  3/31/08       10,421            10,367             10,597
  6/30/08       10,425            10,414             10,639
  9/30/08       10,482            10,467             10,705
 12/31/08       10,648            10,512             10,892

                           INVESTMENT PERFORMANCE (a)

                  For the Fiscal Year Ended December 31, 2008

                                                                         Total Return
                                                Total Return       Average Annualized Since
                                             for the Year Ended   Commencement of Operations
                                              December 31, 2008       (February 7, 2007)
                                             ------------------   --------------------------
State Street Short-Term Tax Exempt
Bond Portfolio                                   3.04%                       3.36%
iMoney Net Tax-Free National Institutional       2.01%                       2.64%
Average (b)
Barclays Capital 1-Year Municipal                4.56%                       4.62%
Bond Index (c)

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower.

(b) The iMoney Net Tax-Free National Institutional Average is an aveage that consists of all national tax-free and municipal institutional funds. Portfolio Holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds
     - 6 months & less, put bonds - over 6 months, AMT paper, and other tax-free holdings. It is not possible to invest directly in an average.

(c) Barclays Capital 1-Year Municipal Bond Index: A total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of 1 to 2-years, and have been issued after December 31, 1990.

The Portfolio changed it's benchmark during the year from the iMoney Net Tax-Free Index to the Barclay's Capital Municipal 1 Year Index. The Portfolio believes that the Barclays Capital Municipal 1 Year Index (1) provides a better comparison against the broad market of securities in which the Portfolio invests, and (2) contains securities with an average duration that more closely reflected the Portfolio's shift toward a longer-duration portfolio.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2008 to December 31, 2008.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008

                                   BEGINNING           ENDING        EXPENSES PAID
                                 ACCOUNT VALUE     ACCOUNT VALUE        DURING
                                  JULY 1, 2008   DECEMBER 31, 2008     PERIOD *
                                 -------------   -----------------   -------------
BASED ON ACTUAL
PORTFOLIO RETURN                   $1,000.00         $1,021.30           $0.51
BASED ON
HYPOTHETICAL (5% RETURN BEFORE
   EXPENSES)                       $1,000.00         $1,024.63           $0.51

* The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2008 was 0.10%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO PORTFOLIO STATISTICS
(UNAUDITED)

                                  DECEMBER 31,
PORTFOLIO COMPOSITION*                2008
-------------------------------   ------------
General Obligations                   36.8%
General Obligation State              14.2
Pre Refunded/Escrow to Maturity       14.0
Miscellaneous Revenue                 11.8
Money Market Fund                     10.0
Lease                                  3.6
Water & Sewer                          3.5
Hospital                               2.1
Higher Education                       2.0
Water Revenue                          1.2
Transportation Revenue                 0.8
                                     -----
TOTAL                                100.0%
                                     =====

                   DECEMBER 31,
MATURITY LADDER*       2008
----------------   ------------
Less than 1 year       22.4%
1-2 years              53.6
2-3 years              24.0
                      -----
TOTAL                 100.0%
                      =====

*    The Portfolio's composition will vary over time.

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                        DATE
                                                 PRINCIPAL    RATE       OF           VALUE
                                                  AMOUNT       %      MATURITY          $
                                                ----------   -----   ----------   ------------
TAX-EXEMPT OBLIGATIONS -- 88.8%
ALABAMA -- 1.4%
   City of Huntsville GO Unlimited, Ref-WTS,
      Series A, INS: FSA                         1,000,000   5.400   02/01/2010      1,038,490
   State of Alabama, Parks System Improvement
      Corp., Series C, GO Unlimited                350,000   5.250   06/01/2009        355,961
                                                                                  ------------
                                                                                     1,394,451
                                                                                  ------------
ALASKA -- 7.8%
   City of Anchorage GO Unlimited, Series B,
      INS: MBIA                                  3,000,000   5.250   07/01/2010      3,137,550
   Juneau City & Boro GO Unlimited, Sch,
      Series A                                   2,660,000   4.000   06/01/2011      2,762,543
   North Slope Boro GO Unlimited, Cap
      Appreciation, Series B, INS: MBIA (a)      2,000,000   5.110   06/30/2009      1,978,960
                                                                                  ------------
                                                                                     7,879,053
                                                                                  ------------
ARIZONA -- 7.0%
   City of Casa Grande Arizona, GO Unlimited,
      INS: FSA                                   1,000,000   3.500   07/01/2010      1,015,230
   Maricopa County Arizona School District
      No 11, Peoria, GO Unlimited, INS: FSA      2,250,000   3.000   07/01/2010      2,271,240
   Maricopa County Arizona School District
      No 66, Roosevelt Elementary, Series A,
      GO Unlimited, INS: FSA                     2,380,000   4.000   07/01/2010      2,428,266
   Pinal County Union High School District
      No 82 Casa Grande GO Unlimited, School
      Improvement - Project of 2006, Series B    1,300,000   4.000   07/01/2010      1,326,741
                                                                                  ------------
                                                                                     7,041,477
                                                                                  ------------
CALIFORNIA -- 2.5%
   California State Economic Recovery,
      Series A, GO Unlimited                     1,000,000   5.000   01/01/2011      1,045,370
   Golden Empire Schools Financing Authority
      California Lease Revenue Bonds, Kern
      High School District                       1,500,000   4.000   05/01/2010      1,524,285
                                                                                  ------------
                                                                                     2,569,655
                                                                                  ------------
COLORADO -- 1.1%
   Central Platte Valley Metropolitan
      District, Series A, GO Unlimited,
      LOC: BNP Paribas (b)                       1,110,000   5.000   12/01/2009      1,138,005
                                                                                  ------------
DELAWARE -- 1.1%
   Delaware River & Bay Authority Revenue
      Bonds, Series A, INS: AMBAC (c)            1,000,000   5.750   01/01/2010      1,057,620
                                                                                  ------------
GEORGIA -- 4.1%
   Macon Water Authority & Sewage Revenue
      Bonds, REF                                   980,000   4.000   10/01/2010      1,013,428
   State of Georgia, Series B, GO Unlimited      3,000,000   5.000   07/01/2010      3,152,820
                                                                                  ------------
                                                                                     4,166,248
                                                                                  ------------
ILLINOIS -- 2.5%
   Chicago Illinois Park District, Personal
      Property Replacement, Series D,
      GO Unlimited                               1,000,000   5.000   01/01/2011      1,055,720
   State of Illinois, First Series,
      GO Unlimited, INS: FSA                       400,000   5.250   04/01/2009        403,460
   State of Illinois, First Series,
      GO Unlimited, INS: FSA                     1,075,000   5.250   05/01/2010      1,115,947
                                                                                  ------------
                                                                                     2,575,127
                                                                                  ------------
INDIANA -- 1.1%
   Indiana Bond Bank Revenue Bonds, SPL
      Program, Series A, INS: AMBAC (c)          1,000,000   6.125   02/01/2010      1,061,710
                                                                                  ------------

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                DECEMBER 31, 2008

                                                                        DATE
                                                 PRINCIPAL    RATE       OF           VALUE
                                                  AMOUNT       %      MATURITY          $
                                                ----------   -----   ----------   ------------
MARYLAND -- 4.0%
   Baltimore County Maryland, Construction
      Public Improvement, GO Unlimited           1,170,000   5.250   09/01/2010      1,238,176
   Maryland Health & Higher Educational
      Facilities Authority Revenue Bonds,
      University of Maryland Medical Systems,
      Series F                                     310,000   4.000   07/01/2010        310,043
   Washington Suburban Sanitation District
      Maryland, Sewage Disposal, GO Unlimited    2,400,000   5.000   06/01/2010      2,517,504
                                                                                  ------------
                                                                                     4,065,723
                                                                                  ------------
MASSACHUSETTS -- 2.4%
   Commonwealth of Massachusetts, Series E,
      GO Limited                                 1,230,000   5.500   01/01/2010      1,282,312
   Massachusetts State HEFA Revenue Bonds,
      New England Medical Center Hospital,
      Series H, INS: FGIC                        1,160,000   5.000   05/15/2009      1,174,338
                                                                                  ------------
                                                                                     2,456,650
                                                                                  ------------
MICHIGAN -- 1.2%
   Grand Rapids Michigan Community College,
      GO Limited, INS: FSA                       1,225,000   5.000   05/01/2009      1,240,166
                                                                                  ------------
NEVADA -- 7.3%
   Clark County Nevada, Bond Bank, GO
      Limited, INS: FGIC (c)                     2,000,000   5.000   06/01/2011      2,157,660
   Clark County School District GO Limited,
      Limited Tax-Building, Series A             2,700,000   5.000   06/15/2010      2,808,621
   State of Nevada, Capital Improvement and
      Cultural Affairs, Series A,
      GO Limited (c)                             1,180,000   5.500   03/01/2010      1,238,174
   Truckee Meadows Nevada Water Authority
      Revenue Bonds, Series A, INS: FSA          1,180,000   5.500   07/01/2009      1,201,960
                                                                                  ------------
                                                                                     7,406,415
                                                                                  ------------
NEW JERSEY -- 2.8%
   New Jersey EDA Revenue Bonds, School
      Facilities Construction, Series Y            850,000   5.000   09/01/2010        881,085
   New Jersey State Educational Facilities
      Authority Revenue Bonds, Higher
      Education Cap Improvement, Series B (c)    1,850,000   5.000   09/01/2010      1,951,213
                                                                                  ------------
                                                                                     2,832,298
                                                                                  ------------
NEW MEXICO -- 1.5%
   State of New Mexico Severance Tax Revenue
      Bonds, Series A-2                          1,500,000   3.000   07/01/2010      1,518,105
                                                                                  ------------
NEW YORK -- 9.2%
   City of New York GO Unlimited,
      Subseries B-1                              2,000,000   4.000   09/01/2011      2,051,600
   City of New York, Series F, GO Unlimited      1,000,000   5.000   08/01/2010      1,036,810
   Nassau County GO Unlimited, Improvement,
      Series F, INS: FSA                           500,000   6.500   03/01/2019        528,275
   Nassau County GO Unlimited, Improvement,
      Series F, INS: FSA                           500,000   6.500   03/01/2020        528,275
   New York City Transitional Finance
      Authority Aid Revenue Bonds, Series
      S-2, INS: State Aid Withholding            1,500,000   5.000   01/15/2011      1,573,890
   New York State Thruway Authority Service
      Contract Revenue Bonds, Bridge Service
      Contract                                     750,000   3.000   04/01/2010        760,297
   New York State Urban Development
      Corporation Revenue Bonds, State
      Personal Income Tax, Series A1               500,000   5.000   12/15/2009        519,560
   Tobacco Settlement Financing Authority
      Revenue Bonds, Asset Backed, Series B      2,290,000   5.000   06/01/2010      2,349,838
                                                                                  ------------
                                                                                     9,348,545
                                                                                  ------------

                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                DECEMBER 31, 2008

                                                                        DATE
                                                 PRINCIPAL    RATE       OF           VALUE
                                                  AMOUNT       %      MATURITY          $
                                                ----------   -----   ----------   ------------
NORTH CAROLINA -- 3.9%
   Mecklenburg County North Carolina, Public
      Improvement, Series A, GO Unlimited        2,305,000   4.500   04/01/2011      2,433,965
   State of North Carolina, Public
      Improvement, Series B, GO Unlimited        1,500,000   4.000   04/01/2010      1,549,110
                                                                                  ------------
                                                                                     3,983,075
                                                                                  ------------
OHIO -- 2.1%
   Ohio State Building Authority Revenue
      Bonds, State Facilities Administration
      Building, Series A, INS: FSA               1,020,000   5.250   10/01/2009      1,050,620
   State of Ohio Revenue Bonds, Higher
      Education Facilities, Series II-A          1,000,000   5.000   12/01/2010      1,053,990
                                                                                  ------------
                                                                                     2,104,610
                                                                                  ------------
OKLAHOMA -- 1.0%
   Oklahoma State Capital Improvement
      Authority State Facilities Revenue
      Bonds, Higher Education Projects,
      Series F, INS: AMBAC                       1,000,000   3.750   07/01/2009      1,009,300
                                                                                  ------------
OREGON -- 1.5%
   Portland Oregon Community College
      District, GO Unlimited                     1,545,000   3.000   07/01/2009      1,559,569
                                                                                  ------------
PENNSYLVANIA -- 3.2%
   Allegheny County Pennsylvania HDA Revenue
      Bonds, University of Pittsburgh Medical
      Center, Series B                           1,000,000   5.000   06/15/2011      1,018,590
   Lehigh County Pennsylvania General Purpose
      Hospital Revenue Bonds, Lehigh Valley
      Health Network, Series A, INS: FSA           800,000   4.000   07/01/2010        818,928
   Pennsylvania State, GO Unlimited              1,325,000   5.250   02/01/2010      1,381,842
                                                                                  ------------
                                                                                     3,219,360
                                                                                  ------------
TENNESSEE -- 1.0%
   Metropolitan Government Nashville &
      Davidson County Tennessee, Series A,
      GO Unlimited                               1,000,000   5.000   01/01/2010      1,036,640
                                                                                  ------------
TEXAS -- 4.1%
   City of Austin Texas, Public Property
      Financial Contractual, GO Limited          1,000,000   5.000   09/01/2010      1,050,180
   Texas A&M University Revenue Bonds,
      Financing System                           1,000,000   3.700   05/15/2011      1,036,370
   Texas State Public Finance Authority
      Revenue Bonds, INS: FGIC                   1,955,000   4.000   02/01/2011      2,027,804
                                                                                  ------------
                                                                                     4,114,354
                                                                                  ------------
VIRGINIA -- 6.9%
   Chesterfield County Virginia, Public
      Improvement, GO Unlimited                  2,255,000   4.000   01/01/2010      2,324,161
   Commonwealth of Virginia, Series B,
      GO Unlimited                               1,655,000   5.000   06/01/2011      1,772,902
   Virginia College Building Authority
      Virginia Educational Facilities
      Revenue Bonds, 21st Century College,
      Series B                                   1,450,000   5.000   02/01/2010      1,509,001
   Virginia State Public School Authority
      Revenue Bonds, Series VII                  1,290,000   5.000   04/15/2011      1,374,714
                                                                                  ------------
                                                                                     6,980,778
                                                                                  ------------
WASHINGTON -- 2.4%
   Tacoma Washington Electrical Systems
      Revenue Bonds, Series A, INS: FSA (c)      1,500,000   5.750   01/01/2011      1,634,505
   Whatcom County Washington School District
      No 506 Nooksack Valley, GO Unlimited,
      INS: School Building Guaranty                815,000   4.000   12/01/2009        836,915
                                                                                  ------------
                                                                                     2,471,420
                                                                                  ------------

                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                DECEMBER 31, 2008

                                                                        DATE
                                                 PRINCIPAL    RATE       OF           VALUE
                                                  AMOUNT       %      MATURITY          $
                                                ----------   -----   ----------   ------------
WISCONSIN -- 5.7%
   City of Milwaukee GO Unlimited, Corp
      Purpose, Series R (c)                      2,500,000   5.625   09/01/2010      2,662,150
   South Milwaukee Wisconsin Promissory
      Notes, GO Unlimited, INS: MBIA             1,000,000   4.375   06/01/2010      1,027,760
   State of Wisconsin GO Unlimited, Series C     2,000,000   4.000   05/01/2011      2,075,400
                                                                                  ------------
                                                                                     5,765,310
                                                                                  ------------
TOTAL TAX-EXEMPT OBLIGATIONS
   (Cost $89,392,641)                                                               89,995,664
                                                                                  ------------

                                                  SHARES
                                                ----------
MONEY MARKET FUND -- 10.0%
   State Street Institutional Tax Free Money
      Market Fund (at net asset value) (d)      10,110,420                          10,110,420
                                                                                  ------------
Total MONEY MARKET FUND
   (Cost $10,110,420)                                                               10,110,420
                                                                                  ------------
TOTAL INVESTMENTS+ -- 98.8%
   (COST $99,503,061)                                                              100,106,084
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%                                        1,223,812
                                                                                  ------------
NET ASSETS -- 100.0%                                                              $101,329,896
                                                                                  ============

(a)  Zero-coupon bond - Interest rate represents current yield to maturity.

(b) Floating Rate Note- Interest rate shown is rate in effect at December 31, 2008.

(c)  Date shown is pre-refunded date.

(d)  Affiliated issuer. See table that follows for more information.

+    See Note 2 of the Notes to Financial Statements

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation

EDA       Economic Development Authority

FGIC      Financial Guaranty Insurance Company

FSA       Financial Security Assurance

GO        General Obligation

HDA       Hospital Development Authority

HEFA      Health and Educational Facilities Authority

INS       Insured

MBIA      Municipal Bond Investors Assurance

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at December 31, 2008 is listed in the Portfolio of Investments.

                                 Shares
                   Number of    purchased       Shares                                     Income earned
                    shares     for the 12      sold for                                      for the 12
Security            held at   months ended   the 12 months  Number of shares    Value at    months ended
Description       12/31/2007    12/31/08    ended 12/31/08  held at 12/31/08    12/31/08      12/31/08
-----------       ----------  ------------  --------------  ----------------  -----------  -------------
State Street
   Institutional
   Tax Free
   Money Market
   Fund            2,410,373   75,596,884     67,896,837       10,110,420     $10,110,420     $121,990

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS
Investments in unaffiliated issuers, at market
   (identified cost $89,392,641)                     $ 89,995,664
Investments in non-controlled affiliates at market
   (cost $10,110,420) (Note 4)                         10,110,420
                                                     ------------
   Total investmenst at market (identified cost
   $99,503,061)                                       100,106,084
Receivables:
   Interest receivable                                  1,248,277
   Dividend receivable from non- controlled
      affiliates (Note 4)                                  11,052
   Receivable from adviser (Note 4)                         7,819
   Prepaid expenses                                         2,068
                                                     ------------
      Total assets                                    101,375,300
LIABILITIES
Payables:
   Management fee (Note 4)                                  8,595
   Administration and custody fees (Note 4)                 1,743
   Professional fees                                       32,759
   Accrued expenses and other liabilities                   2,307
                                                     ------------
      Total Liabilities                                    45,404
                                                     ------------
NET ASSETS                                           $101,329,896
                                                     ============

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME
   Interest                                            $1,618,815
   Dividends - non-controlled affiliated issuer           121,990
                                                       ----------
      Total Investment Income                           1,740,805
EXPENSES
   Management fees (Note 4)                                68,643
   Professional fees                                       49,595
   Administration and custody fees (Note 4)                13,936
   Trustees' fees (Note 5)                                 11,927
   Printing fees                                            2,913
   Other expenses                                           7,660
                                                       ----------
      Total Expenses                                      154,674
   Less: Fee waivers/reimbursements by investment
      adviser (Note 4)                                    (86,031)
                                                       ----------
      Total Net Expenses                                   68,643
                                                       ----------
NET INVESTMENT INCOME                                  $1,672,162
REALIZED AND UNREALIZED GAIN
Net change in net unrealized appreciation
   (depreciation) on investments                          577,705
                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $2,249,867
                                                       ==========

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                For the            For the
                                                              Year Ended        Period Ended
                                                          December 31, 2008   December 31, 2007*
                                                          -----------------   ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                    $  1,672,162         $ 1,149,525
   Change in net unrealized appreciation (depreciation)
      of investments                                             577,705              25,318
                                                            ------------         -----------
      Net increase in net assets resulting from
         operations                                            2,249,867           1,174,843
                                                            ------------         -----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                60,026,469          39,422,181
   Fair value of withdrawals                                  (1,413,816)           (129,648)
                                                            ------------         -----------
      Net increase in net assets from capital
         transactions                                         58,612,653          39,292,533
                                                            ------------         -----------
TOTAL NET INCREASE IN NET ASSETS                              60,862,520          40,467,376
NET ASSETS
Beginning of period                                           40,467,376                  --
                                                            ------------         -----------
End of period                                               $101,329,896         $40,467,376
                                                            ============         ===========

*    The Portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                         YEAR         PERIOD
                                         ENDED        ENDED
                                      12/31/2008   12/31/2007*
                                      ----------   -----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s)    $101,330    $40,467
   Ratios to average net assets:
      Gross operating expenses             0.23%      0.35%**
      Net operating expenses               0.10%      0.10%**
      Net investment income                2.44%      3.58%**
   Portfolio turnover rate                88.99%     31.18%***
   Total return (a)                        3.04%      3.33%

----------
*    The Portfolio commenced operations on February 7, 2007.

**   Annualized.

***  Not annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio (formerly State Street Tax Free Limited Duration Bond Portfolio), the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"). The Portfolio commenced operations on February 7, 2007. At December 31, 2008, only the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Portfolio's assets carried at fair value:

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

                              INVESTMENTS IN
VALUATION INPUTS                SECURITIES
                              --------------
Level 1 - Quoted Prices        $         --
Level 2 - Other Significant
   Observable Inputs            100,106,084
                               ------------
Level 3 - Significant
   Unobservable Inputs                   --
                               ------------
TOTAL                          $100,106,084
                               ------------

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2008, and determined did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years since inception through 2008 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles which require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2008, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $108,465,044 and $55,907,500, respectively.

At December 31, 2008, the book cost of investments was $99,503,061 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $673,255 and $70,232, respectively, resulting in net appreciation of $603,023 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser") a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2009. For the year ended December 31, 2008, SSgA FM reimbursed the Portfolio $86,031 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily at the applicable

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                           Annual percentage of
Asset Levels                        average aggregate daily net assets
------------                        ----------------------------------
First $400 Million                                0.03%
Thereafter                                        0.02
Minimum annual fee for the trust:             $150,000

5. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.  NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Tax Short-Term Tax Exempt Bond
Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Short-Term Tax Exempt Bond Portfolio (formerly State Street Tax Free Limited Duration Bond Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio"), including the portfolio of investments, as of December 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Short-Term Tax Exempt Bond Portfolio of State Street Master Funds at December 31, 2008, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                             (Ernst & Young LLP)

Boston, Massachusetts
February 23, 2009

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 20, 2008 (the "Meeting") to consider the approval of the investment advisory agreement (the "Advisory Agreement") for the Portfolio. In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is a short-term bond fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30, 2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of short-term bond products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objectives of the Portfolio, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Portfolio's performance had been above average for the Lipper peer group for the reported (one-year and year-to-date) periods ending September 30, 2008. The Board concluded that the performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2008. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both those entities, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Portfolio's advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolio's advisory fees and total expense ratios were lower than the average for its peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Board also considered that to help limit expenses of the Portfolio, the Adviser had reduced its advisory fee or otherwise reimbursed expenses. The Board determined that the Adviser's fees were fair and reasonable.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fees itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                                   NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
NAME, ADDRESS, AND       POSITION(S)   TERM OF OFFICE                                               COMPLEX
DATE OF BIRTH             HELD WITH     AND LENGTH OF             PRINCIPAL OCCUPATION              OVERSEEN    OTHER DIRECTORSHIPS
("DOB")                     TRUST        TIME SERVED             DURING PAST FIVE YEARS           BY TRUSTEE*     HELD BY TRUSTEE
----------------------  ------------  ----------------  ----------------------------------------  -----------  ---------------------
INDEPENDENT TRUSTEES    Trustee and   Term: Indefinite  Chairman, Holland & Company L.L.C.             22      Trustee, State Street
Michael F. Holland      Chairman      Elected: 7/99     (investment adviser) (1995 - present).                 Institutional
Holland & Company,      of the Board                                                                           Investment Trust;
LLC                                                                                                            Director, the Holland
375 Park Avenue                                                                                                Series Fund, Inc.;
New York, NY 10152                                                                                             Director, The China
                                                                                                               Fund, Inc.; Chairman
DOB: 1944                                                                                                      and Trustee, Scottish
                                                                                                               Widows Investment
                                                                                                               Partnership Trust;
                                                                                                               and Director, Reaves
                                                                                                               Utility Income Fund

William L. Boyan        Trustee       Term: Indefinite  Trustee of Old Mutual South Africa             22      Trustee, State Street
State Street Master                   Elected: 7/99     Master Trust (investments) (1995 -                     Institutional
Funds                                                   present); Chairman emeritus,                           Investment Trust; and
P.O. Box 5049                                           Children's Hospital (1984 - present);                  Trustee, Old Mutual
Boston, MA 02206                                        Director, Boston Plan For Excellence                   South Africa Master
                                                        (non-profit) (1994 - present); President               Trust
DOB: 1937                                               and Chief Operations Officer, John
                                                        Hancock Mutual Life Insurance
                                                        Company (1959 - 1999). Mr. Boyan
                                                        retired in 1999.

Rina K. Spence          Trustee       Term: Indefinite  President of SpenceCare International          22      Trustee, State Street
State Street Master                   Elected: 7/99     LLC (1998 - present); Member of the                    Institutional
Funds                                                   Advisory Board, Ingenium Corp.                         Investment Trust;
P.O. Box 5049                                           (technology company) (2001 - present);                 Director, Berkshire
Boston, MA 02206                                        Chief Executive Officer, IEmily.com                    Life Insurance
                                                        (internet company) (2000 - 2001);                      Company of America;
DOB: 1948                                               Chief Executive Officer of Consensus                   and Director,
                                                        Pharmaceutical, Inc. (1998 - 1999);                    IEmily.com
                                                        Founder, President and Chief Executive
                                                        Officer of Spence Center for Women's
                                                        Health (1994 - 1998); Trustee, Eastern
                                                        Enterprise (utilities) (1988 - 2000).

Douglas T. Williams     Trustee       Term: Indefinite  Executive Vice President of Chase              22      Trustee, State Street
State Street Master                   Elected: 7/99     Manhattan Bank (1987 - 1999). Mr.                      Institutional
Funds                                                   Williams retired in 1999.                              Investment Trust
P.O. Box 5049
Boston, MA 02206

DOB: 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                                   NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
NAME, ADDRESS, AND       POSITION(S)   TERM OF OFFICE                                               COMPLEX
DATE OF BIRTH             HELD WITH     AND LENGTH OF             PRINCIPAL OCCUPATION              OVERSEEN    OTHER DIRECTORSHIPS
("DOB")                     TRUST        TIME SERVED             DURING PAST FIVE YEARS           BY TRUSTEE*     HELD BY TRUSTEE
----------------------  ------------  ----------------  ----------------------------------------  -----------  ---------------------
INTERESTED TRUSTEES(1)  Trustee       Term: Indefinite  President, SSgA Funds Management,              22      Trustee, State Street
James E. Ross           President     Elected Trustee:  Inc. (2005 - present); Principal, SSgA                 Institutional
SSgA Funds                            2/07              Funds Management, Inc. (2001 -                         Investment Trust;
Management, Inc.                                        2005); Senior Managing Director, State                 Trustee, SPDR(R)
State Street Financial                Elected           Street Global Advisors (March 2006 -                   Series Trust;
Center                                President: 4/05   present); Principal, State Street Global               Trustee, SPDR(R)
One Lincoln Street                                      Advisers (2000 - 2006).                                Index Shares Trust
Boston, MA 02111-                                                                                              and Trustee, Select
2900                                                                                                           Sector SPDR(R) Trust

DOB: 1965

OFFICERS:

Gary L. French          Treasurer     Term: Indefinite  Senior Vice President of State Street          --                --
State Street Bank and                 Elected: 5/05     Bank and Trust Company (2002 -
Trust Company                                           present).
2 Avenue de Lafayette
Boston, MA 02111

DOB: 1951

Laura F. Healy          Assistant     Term: Indefinite  Vice President of State Street Bank and        --                --
State Street Bank and   Treasurer     Elected: 11/08    Trust Company (prior to July 2, 2008,
Trust Company                                           Investors Financial Corporation) since
2 Avenue de Lafayette                                   2002.
Boston, MA 02111
DOB: 1964

Brian D. O'Sullivan     Assistant     Term: Indefinite  Vice President of State Street Bank and        --                --
State Street Bank and   Treasurer     Elected: 11/08    Trust Company (2007-present) with
Trust Company                                           which he has been affiliated with since
801 Pennsylvania                                        1997.
Avenue
Kansas City, MO 64105

DOB: 1975

Peter T. Sattelmair     Assistant     Term: Indefinite  Director of Fund Administration of             --                --
State Street Bank and   Treasurer     Elected: 11/08    State Street Bank and Trust Company
Trust Company                                           (2007 - present) with which he has
801 Pennsylvania                                        been affiliated with since 1999.
Avenue
Kansas City,

MO 64105
DOB: 1977

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust. (1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

                                                                                                   NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
NAME, ADDRESS, AND       POSITION(S)   TERM OF OFFICE                                               COMPLEX
DATE OF BIRTH             HELD WITH     AND LENGTH OF             PRINCIPAL OCCUPATION              OVERSEEN    OTHER DIRECTORSHIPS
("DOB")                     TRUST        TIME SERVED             DURING PAST FIVE YEARS           BY TRUSTEE*     HELD BY TRUSTEE
----------------------  ------------  ----------------  ----------------------------------------  -----------  ---------------------
OFFICERS: (CONTINUED)

Julie Piatelli          Chief         Term: Indefinite  Principal and Senior Compliance and            --                --
SSgA Funds              Compliance    Elected: 7/07     Risk Management Officer, SSgA
Management, Inc.        Officer                         Funds Management, Inc. (2004-
State Street Financial                                  present), Vice President State Street
Center                                                  Global Advisors (2004-present).
One Lincoln Street
Boston, MA 02111

DOB: 1967

Nancy L. Conlin         Secretary     Term: Indefinite  Vice President and Managing Counsel,           --                --
State Street Bank and                 Elected: 2/09     State Street Bank and Trust Company
Trust Company                                           (2007-present); General Counsel,
2 Avenue de Lafayette                                   Plymouth Rock Companies (2004-
Boston, MA 02111                                        2007).
DOB: 1953

Brian C. Poole          Assistant     Term: Indefinite  Vice President and Counsel (2008 -             --                --
State Street Bank and   Secretary     Elected 9/08      present) and Associate Counsel (2004 -
Trust Company                                           2007), State Street Bank and Trust
4 Copley Place,                                         Company (formerly Investors Bank
5th Floor                                               and Trust Company); Legal Product
Boston, MA 02116                                        Manager, Fidelity Investments (2000 -
                                                        2004).
DOB: 1971

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
State Street Bank and Trust Company
P.O Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2008, State Street Master Funds (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)    Audit Fees

            For the fiscal years ended December 31, 2008 and December 31, 2007, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $195,600 and $211,000, respectively.

     (b)    Audit-Related Fees

            For the fiscal years ended December 31, 2008 and December 31, 2007, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

     (c)    Tax Fees

            For the fiscal years ended December 31, 2008 and December 31, 2007, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $42,260 and $37,000, respectively. Such tax services included the review of income and excise tax returns for the Trust.

     (d)    All Other Fees

            For the fiscal years ended December 31, 2008 and December 31, 2007, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through (c).

            For the fiscal years ended December 31, 2008 and December 31, 2007, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures

            The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

               Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                    1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                    2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and
                         (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

               De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

               Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

               Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

     (e)(2) Percentages of Services

            None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

     (f)    Not applicable.

     (g)    Total Fees Paid By Adviser and Certain Affiliates

            For the fiscal years ended December 31, 2008 and December 31, 2007, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $5,600,000 and $5,400,000, respectively.

     (h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS


By: /s/ James E. Ross
    ---------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: March 6, 2009


By: /s/ Gary L. French
    ---------------------------------------
    Gary L. French
    Treasurer (Principal Financial Officer)

Date: March 6, 2009